SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form N-1


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No.               64        (File No. 2-47430)      [X]
                                        ---------            and
                                                     (File No. 2-29358)
                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No.             26        (File No. 811-1674)                      [X]
                      ---------


             IDS Life Variable Annuity Fund B (Individual and Group)
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            70100 AXP Financial Center, Minneapolis, Minnesota 55474
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                                 (612) 671-3678
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  Mary Ellyn Minenko - 50607 AXP Financial Center, Minneapolis, Minnesota 55474
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Approximate Date of Proposed Public Offering

It  is proposed that this filing will become effective (check appropriate box)
   [ ]  immediately  upon  filing  pursuant to  paragraph  (b)
   [X] on May 1, 2002 pursuant to paragraph (b)
   [ ] 60 days after filing pursuant to paragraph (a)(1)
   [ ] on (date) pursuant to paragraph (a)(1) of rule 485

The Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Section 24-F of the Investment Company Act of 1940.

IDS LIFE

VARIABLE ANNUITY
FUND B

INDIVIDUAL VARIABLE ANNUITY CONTRACTS
AND GROUP VARIABLE ANNUITY CONTRACTS

ISSUED BY: IDS LIFE INSURANCE COMPANY

PROSPECTUS

MAY 1, 2002


IDS Life Variable Annuity Fund B (the Fund) is a segregated asset account of IDS Life Insurance Company (IDS Life). The investment objective of the Fund is long-term capital appreciation. The Fund invests primarily in common stocks of U.S. corporations. The Fund also may invest in preferred stocks and in corporate and government bonds.

This prospectus describes the following types of qualified annuities offered by IDS Life:
- three individual variable annuity contracts for use with tax-deferred retirement plans.
- a group variable annuity contract for plans adopted by public school systems and certain tax-exempt organizations.


Your contract does not provide any necessary or additional tax deferral since it is used to fund a retirement plan that is already tax deferred.


NEW CONTRACTS ARE NOT CURRENTLY BEING OFFERED. This prospectus gives you facts about the Fund. You should read it and keep it with your investment records for future reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS ANNUITY IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS ANNUITY INVOLVES RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

IDS LIFE VARIABLE ANNUITY FUND B
70100 AXP Financial Center
Minneapolis, Minnesota 55474
(800) 862-7919

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TABLE OF CONTENTS


SUMMARY OF CONTENTS                                          3
FINANCIAL HIGHLIGHTS                                         4
THE VARIABLE ANNUITY                                         4
INVESTMENT OBJECTIVE                                         4
RISKS                                                        5
NON-FUNDAMENTAL POLICIES                                     5
FUNDAMENTAL POLICIES                                         6
PORTFOLIO MANAGER                                            6
INVESTMENT AGREEMENTS                                        6
BROKERAGE                                                    6
THE CONTRACTS                                                7
THE FIXED ACCOUNT                                            7
AUTOMATED TRANSFERS AND PARTIAL SURRENDERS                   8
MEASURING THE VALUE OF YOUR CONTRACT                         8
VALUING FUND ASSETS                                          9
WHEN WE CREDIT YOUR PURCHASE PAYMENTS                        9
VALUING AN ACCUMULATION UNIT                                 9
VALUING AN ANNUITY UNIT                                     10
ANNUITY PAYMENT STARTING DATE                               10
TABLE OF SETTLEMENT RATES                                   11
ANNUITY PAYMENT PLANS                                       11
THE CHARGES YOU PAY                                         12
SURRENDERING YOUR CONTRACT                                  14
SPECIAL RULES IF THE ANNUITANT DIES BEFORE
  THE ANNUITY PAYMENT STARTING DATE                         15
SPECIAL FEATURES OF THE GROUP VARIABLE ANNUITY CONTRACT     15
YOUR RIGHT TO CANCEL INSTALLMENT CONTRACTS                  16
TAXES                                                       16
VOTING RIGHTS                                               18
MANAGEMENT                                                  19
DIRECTORS AND OFFICERS OF IDS LIFE INSURANCE COMPANY        21
OTHER INFORMATION                                           22
IDS LIFE INSURANCE COMPANY FINANCIAL INFORMATION            24

SUMMARY OF CONTENTS


ABOUT THE VARIABLE ANNUITY: IDS Life offers variable annuities for sale through the Fund, a diversified open-end management investment company. Variable annuity contracts guarantee regular payments to contract purchasers. The amount of these payments is influenced by the performance of the securities in which the Fund invests (page 4).

FINANCIAL HIGHLIGHTS: This table shows important financial information you will need to evaluate the Fund's performance (page 4).

INVESTMENT OBJECTIVE: The Fund's investment objective is long-term capital appreciation in order to build up values and to make annuity payments. The Fund invests primarily in common stock and also may invest in preferred stock and in government and corporate bonds. The Fund may invest in foreign securities, futures contracts and options. There is no guarantee that the Fund will achieve its investment objective because any investment involves risk (page 4).

PORTFOLIO MANAGER: Anne Obermeyer, portfolio manager, manages the Fund.
(page 6).

INVESTMENT AGREEMENTS: The Fund is a segregated asset account of IDS Life Insurance Company, a stock life insurance company. IDS Life manages the investments of the Fund pursuant to an Investment Management Agreement. Under this agreement, IDS Life receives a management fee equal to 0.4% of the Fund's average daily net assets for each year. Under a Distribution and Services Agreement, IDS Life also serves as principal underwriter of the Fund. IDS Life annually pays 0.25% of the Fund's net assets to American Express Financial Corporation, for investment advice regarding management of the Fund's investments (page 6).


CONTRACTS: This prospectus describes the following types of qualified annuities:
- A single payment deferred annuity that you purchased by making an initial payment of at least $3,000.
- A single payment immediate annuity that you purchased by making an initial payment of at least $3,000.
- A flexible installment deferred annuity that you purchased by making 10 or more annual payments of at least $300.

   Each of the individual variable annuity contracts described above is for use with tax-deferred retirement plans that are subject to applicable Federal law and any rules of the plan itself:
   - Individual Retirement Annuities (IRAs) under Section 408(b) of the Internal Revenue Code of 1986, as amended (the Code)

   -  Roth IRAs under Section 408A of the Code

   -  Plans under Section 401(k) of the Code
   -  Custodial and trusteed plans under Section 401(a) of the Code

- A group variable annuity contract designed to provide benefits under annuity plans adopted by public school systems and certain tax-exempt organizations pursuant to Section 403(b) of the Code. The contract was issued to the employer as owner and provides benefits to all group contract participants (participants) in the underlying annuity plan. A participant makes an annual contribution. The contribution must be at least $300 per year if your retirement date is 10 years or more from your application date. If your retirement date is less than 10 years from your application date, the contribution must be large enough so that contributions total at least $3,000 by your retirement date (page 7).

Your contract does not provide any necessary or additional tax deferral since it is used to fund a retirement plan that is already tax deferred.

TRANSFERS BETWEEN ACCOUNTS: Before the annuity payment starting date, you may give IDS Life written or telephone instructions to transfer the contract value of your investment between the fixed account and the variable account. Transfers must be for at least $50 and will go into effect when IDS Life then records it at its home office (page 8).

CHARGES YOU PAY: IDS Life deducts a combined sales and administrative charge from payments made into the Fund (page 12).

Additionally, IDS Life may deduct for premium taxes imposed on us by state or local governments. Most states don't have premium taxes but in those that do, IDS Life may make a deduction. State premium taxes range from 0 to 3.5% of the gross purchase payments. (page 14).

SURRENDERING YOUR CONTRACT: You can surrender all or part of your deferred annuity contract any time before the annuity payment starting date by giving IDS Life written or telephone instructions. IDS Life will cash in the number of accumulation units or fixed dollar accumulation value required for the amount of money you request. IDS Life will give the accumulation units the accumulation unit value it determines on the date IDS Life receives your request. However, you can't surrender part of your contract if the remaining accumulation value is less than $20. You cannot make any surrenders after annuity payments have started. You will pay income tax on your surrender and you may have to pay an IRS penalty tax on early withdrawal if you surrender part or all of your contract before reaching age 59 1/2. The Tax Reform Act of 1986 restricts your right to receive a distribution from a Tax-Sheltered Annuity (TSA).


You may lose money if you surrender your contract too soon because the percentage that IDS Life deducts is higher in the earlier years.


A surrender by a participant in a tax-deferred retirement plan qualified under Sections 401, 403, 408 or 408A of the Code may result in adverse tax consequences. You should consult a tax advisor before making a surrender request (page 14).

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FEDERAL TAX INFORMATION: According to current interpretations of federal income tax law, generally there is no federal income tax on any increase in your annuity's value until you receive a distribution. Under certain circumstances, IRS penalty taxes may apply. However, Roth IRAs may grow and be distributed tax free if you meet certain requirements. (page 16).

ADDITIONAL INFORMATION

For information about the Fund's history, organization and headquarters as well as information about IDS Life and American Express Financial Corporation (AEFC), see page 22.


FINANCIAL HIGHLIGHTS


FROM JAN. 1, 1992 TO DEC. 31, 2001



YEAR ENDED DEC. 31,                                    2001            2000            1999            1998            1997
--------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of year        $  36.79        $  38.85        $  29.29         $  24.71        $  20.26
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INCOME FROM INVESTMENT OPERATIONS:

Net investment income (loss)                            (.13)           (.29)           (.29)            (.19)           (.16)

Net gains (losses) (both realized and unrealized)      (7.24)          (1.77)           9.85             4.77            4.61
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                       (7.37)          (2.06)           9.56             4.58            4.45
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Accumulation unit value at end of year              $  29.42        $  36.79        $  38.85         $  29.29        $  24.71
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Total return*                                         (20.03%)         (5.30%)         32.64%           18.54%          21.96%
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RATIOS/SUPPLEMENTAL DATA

Total contract owner's equity
at end of year (000 omitted)                        $511,890        $745,723        $908,999         $796,179        $758,172

Ratio of operating expenses
to average daily net assets                             1.40%           1.40%           1.40%            1.40%           1.40%

Ratio of net investment income (loss)
to average daily net assets                             (.43%)          (.71%)          (.89%)           (.73%)          (.72%)

Portfolio turnover rate                                   74%             79%              6%              16%             29%
--------------------------------------------------------------------------------------------------------------------------------

YEAR ENDED DEC. 31,                                    1996            1995            1994            1993            1992
--------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of year        $  16.55        $  12.18        $  12.69         $  11.60        $  10.87
--------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS:

Net investment income (loss)                            (.09)           (.03)            .03             (.02)           (.03)

Net gains (losses) (both realized and unrealized)       3.80            4.40            (.54)            1.11             .76
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                        3.71            4.37            (.51)            1.09             .73
--------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at end of year              $  20.26        $  16.55        $  12.18         $  12.69        $  11.60
--------------------------------------------------------------------------------------------------------------------------------
Total return*                                          22.42%          35.88%          (4.00%)           9.42%           6.72%
--------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Total contract owner's equity
at end of year (000 omitted)                        $673,907        $613,941        $494,520         $534,556        $506,150

Ratio of operating expenses
to average daily net assets                             1.40%           1.40%           1.40%            1.40%           1.40%

Ratio of net investment income (loss)
to average daily net assets                             (.50%)          (.19%)           .25%            (.17%)          (.28%)

Portfolio turnover rate                                   12%             44%             61%              64%             74%
--------------------------------------------------------------------------------------------------------------------------------


* Total return does not reflect payment of a sales charge.


This table pertains to accumulation units only. When you begin to receive your annuity payments, accumulation units change to annuity units. The value of an annuity unit (assuming a 3.5% investment rate) was $9.52 as of Dec. 31, 2001, $12.32 as of Dec. 31, 2000, $13.46 as of Dec. 31, 1999, $10. 51 as of Dec. 31,
1998, $9.17 as of Dec. 31, 1997, $7.78 as of Dec. 31, 1996, $6.58 as of Dec. 31,
1995, $5.02 as of Dec. 31, 1994, $5.41 as of Dec. 31, 1993 and $5.11 as of Dec.
31, 1992. The value of an annuity unit (assuming a 5% investment rate) was $5.93 as of Dec. 31, 2001, $7.78 as of Dec. 31, 2000, $8.63 as of Dec. 31, 1999, $6.83
as of Dec. 31, 1998, $6.05 as of Dec. 31, 1997, $5.21 as of Dec. 31, 1996, $4.47
as of Dec. 31, 1995, $3.46 as of Dec. 31, 1994, $3.78 as of Dec. 31, 1993 and
$3.63 as of Dec. 31, 1992.


The information in this table is derived from financial statements of the Fund that have been audited by Ernst & Young LLP, independent auditors. The independent auditor's report and additional information about the performance of the Fund are in the Fund's annual report, which you can obtain without charge if it is not included with this prospectus.

THE VARIABLE ANNUITY

An annuity is a contract with a life insurance company that guarantees regular income to the purchaser. Most people buy annuities to provide income in their retirement years. When many people think of an annuity, they think of a fixed dollar annuity. With a fixed dollar annuity, the insurance company bears the risk of investment gain or loss and guarantees payment of an exact monthly amount. A variable annuity also guarantees you regular payments. However, the amount of the payments will fluctuate with the performance of the securities in which the annuity fund invests. So if the securities go up in value, you may receive larger annuity payments. If they go down, you may receive smaller annuity payments.

INVESTMENT OBJECTIVE

The Fund's investment objective is long-term capital appreciation. There is no guarantee the Fund will achieve its investment objective because any investment involves risk. IDS Life can change the Fund's investment objective without the approval of the Fund's contract holders, but IDS Life has no intention of doing so.

The Fund invests primarily in U.S. common stocks. The Fund also may invest in preferred stocks and in corporate and government bonds. Some bonds issued by agencies of the U.S. government are not supported by the full faith and credit of the United States.

The Fund may invest up to 30% of its total assets at the time of purchase in foreign securities. In selecting foreign investments, the Fund generally will seek to invest in companies that it anticipates will experience economic growth at least as great as that anticipated in the U.S. companies in which it invests. The securities that the Fund believes offer attractive opportunities for investment may change from time to time.

The Fund may use derivative instruments from time to time. However, at this time, the use of such instruments is not a principal strategy of the Fund.

For temporary purposes, the Fund may make certain investments. It may buy short-term U.S. and Canadian government securities. It may invest in bank obligations including negotiable certificates of deposit, non-negotiable fixed time deposits, bankers' acceptances and letters of credit. The Fund may buy short-term corporate notes and obligations rated in the top two classifications or the equivalent by Standard and Poor's or Moody's.

RISKS

Please remember that you may lose money. Principal risks associated with an investment in the Fund include:
-  Market Risk
-  Interest Rate Risk
-  Foreign Risk
-  Liquidity Risk

MARKET RISK

The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

INTEREST RATE RISK

The risk of losses attributable to changes in interest rates. This term is generally associated with, but not limited to, bond prices (when interest rates rise, bond prices fall).

FOREIGN RISK

The following are all components of foreign risk:

COUNTRY RISK includes the political, economic, and other conditions of a country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets.

CURRENCY RISK results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

CUSTODY RISK refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

LIQUIDITY RISK

Securities may be difficult or impossible to sell at the time that the Fund would like. The Fund may have to lower the selling price, sell other investments, or forego an investment opportunity.


NON-FUNDAMENTAL POLICIES


No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

The Fund will not buy securities on margin (use borrowed money to buy securities) or sell short. With short sales, an investor sells a security that it does not own in anticipation of a decline in the market value of the security. To complete the transaction, the investor must borrow the security to make delivery to the buyer. The investor is obligated to replace the security that was borrowed by purchasing it at the market price on the replacement date. The price at such time may be more or less than the price at which the investor sold the security.

The Fund will not invest in illiquid securities if more than 10% of the Fund's net assets would be invested in such securities.

The Fund may invest its assets in an open-end management investment company (another fund) having substantially the same investment objectives, policies and restrictions as the Fund for the purpose of having those assets managed as part of a combined pool.

The Board of Managers of the Fund can change the investment policies described above without the consent of contract holders.

FUNDAMENTAL POLICIES

The Fund observes the following fundamental investment restrictions, that cannot change without approval by a vote of the contract holders:


- The Fund will not borrow money or property except as a temporary measure for extraordinary or emergency purposes, and in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing.

- The Fund will not underwrite securities of other issuers, except as allowed by applicable law.
-  The Fund will not concentrate in any one industry.
- The Fund may invest up to 10% of its total assets, taken at cost, in real properties, but will not do so as a principal activity.
- The Fund will not invest more than 5% of its total assets, at market value, in securities of any one company, government or political subdivision. The limitation will not apply to investments in securities issued by the U.S. government, its agencies or instrumentalities. Up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.
- The Fund will not purchase securities of any issuer if immediately after, and as a result of a purchase, the Fund would own more than 10% of the outstanding voting securities of the issuer.
- The Fund may not make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.
- The Fund will not buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This will not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

PORTFOLIO MANAGER

Anne Obermeyer joined American Express Financial Corporation in 1984 and serves as portfolio manager. She was appointed to manage this fund and IDS Life Variable Annuity Fund A (Fund A) in January 2000. She has assisted in the management of several equity mutual funds and institutional portfolios since 1996.

INVESTMENT AGREEMENTS

IDS Life is the Fund's investment manager. Under the Investment Management Agreement between IDS Life and the Fund, IDS Life charges a fee for managing the Fund's investments. This amounts to 0.4% of the Fund's average daily net assets for the year.

IDS Life does not keep all of this fee. IDS Life and AEFC have an Investment Advisory Agreement that calls for IDS Life to pay AEFC a fee for serving as investment advisor for the Fund. The fee is 0.25% of the Fund's average net assets for the year.

In addition to paying its own management fee, the Fund also pays all brokerage commissions and charges in the purchase and sale of assets. Brokerage charges are paid to IDS Life for reimbursement of charges incurred in the purchase and sale of foreign securities.

An Investment Management Agreement and an Advisory Agreement were approved by the contract holders on Dec. 30, 1983, as a result of the IDS/American Express Company merger. Both agreements will continue each year as long as they are approved:
- by a majority of the Board of Managers of the Fund or a majority of the outstanding votes of the Fund, and
- by a majority of the Board of Managers of the Fund who are not "interested persons" of IDS Life or AEFC.

All votes by the Board of Managers must be taken at a meeting called specifically to approve or disapprove the agreements and all votes must be cast in person.

IDS Life may cancel either of its agreements without penalty, provided it gives 60 days' notice in writing. AEFC and the Fund may do the same. If the Fund decides to cancel its management agreement with IDS Life, it must have the approval of either the Board of Managers or a majority of the votes of contract holders. If there is any assignment of either agreement, it ends immediately.

BROKERAGE


Under the Investment Management Agreement, IDS Life has responsibility for making the Fund's investment decisions, for executing trades for the Fund's portfolio and for negotiating any brokerage commissions. IDS Life intends to direct AEFC to execute trades and negotiate commissions on its behalf. These services are covered by the Investment Advisory Agreement between AEFC and IDS Life. When AEFC acts on IDS Life's behalf for the Fund, it follows the rules described here for IDS Life. The Fund paid total brokerage commissions for each of the last three years as follows: $1,028,476 for 2001, $607,572 for 2000 and $210,060 for 1999. IDS Life intends to continue to examine and consider ways to reduce brokerage costs.


The Investment Management Agreement generally requires IDS Life to use its best efforts to obtain the best available price and the most favorable execution. However, brokerage firms may provide some extra services, including economic or investment research and analysis. Sometimes it may be desirable to compensate a broker for research or brokerage services by paying a commission that it might not otherwise charge, or a commission in excess of what another broker might charge. The Board of Managers has adopted a policy authorizing IDS Life to do so to the extent authorized by law, if IDS Life determines, in good faith, that the amount of commission is reasonable in relation to the value of the brokerage or research services provided by the broker.

In purchases and sales of securities involving transactions not listed on an exchange or in listed securities that are traded off of the exchange, the Fund will deal with a market maker as principal, or a broker as agent, depending upon the method IDS Life believes will produce the best available price and most favorable execution as described above. In transactions with a broker who acts as principal, commissions generally are not stated separately, but are included in the price of the securities.

AEFC gives investment advice to a number of investment companies and mutual funds. Where more than one of these companies or funds are interested in the same securities at the same time, AEFC carries out the sale or purchase in a way that all agree in advance is fair.

Sharing in a large transaction may affect the price or volume of shares acquired. But by these transactions, the Fund hopes to gain an advantage in execution.

The Fund may pay brokerage commissions to broker-dealer affiliates of IDS Life, AEFC and American Express Company.

THE CONTRACTS

This prospectus describes the following types of qualified variable annuities:
- SINGLE PAYMENT -- DEFERRED ANNUITY. You made a single purchase payment. Annuity payments are deferred until some future date.
- SINGLE PAYMENT -- IMMEDIATE ANNUITY. You made a single payment. Annuity payments will begin within 60 days after IDS Life approves your application.
- FLEXIBLE INSTALLMENT PAYMENT -- DEFERRED ANNUITY. You make purchase payments in installments over one or more years. Annuity payments begin at some future date after you have paid all installments.

- A GROUP VARIABLE ANNUITY CONTRACT. This contract provides benefits under annuity plans adopted by public school systems and certain tax-exempt organizations pursuant to Section 403(b) of the Code. The contract is a master contract issued to the employer as owner and provides benefits for all annuity plan participants. Generally IDS Life will not issue a contract to an employer unless there are at least five employees who are plan participants or who already own contracts based on the Fund. The annual contribution a participant makes must be at least equal to the larger of (1) an amount which, when multiplied by the number of contract years between the application date and the retirement date, equals $3,000 or (2) $300 a year. A participant may increase the amount of this annual contribution within the limits provided by the Code. However, if the annual contribution is more than twice that of the very first annual contribution, IDS Life may place some further conditions on contributions. The contract provides several optional settlement modes that each plan participant may elect. However, if at the annuity starting date the accumulation value of the contract is less than $2,000, then the accumulation value may be paid in a lump sum.


THE FIXED ACCOUNT


You also may allocate purchase payments and transfers to the fixed account. We back the principal and interest guarantees relating to the fixed account. These guarantees are based on the continued claims-paying ability of the company. The value of the fixed account increases as we credit interest to the account. Purchase payments and transfers to the fixed account become part of our general account. We credit interest daily and compound it annually. The interest rate we apply to each purchase payment or transfer to the fixed account is guaranteed for one year. Thereafter, we will change the rates from time to time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing company annuities, product design, competition, and the company's revenues and expenses.


Interests in the fixed account are not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account. Disclosures regarding the fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

If you have a deferred annuity contract, you can change your mind from time to time and apply all or part of your future purchase payments to the fixed account.

Also, the contract provides that once each contract year, you can transfer accumulation values of at least $250 from the variable account to the fixed account or from the fixed account to the variable account. This right ends 30 days before annuity payments begin. Presently, IDS Life does not intend to limit the number of transfers from the variable account to the fixed account; however, IDS Life limits transfers from the fixed account to the variable account to one per contract year. Just write or telephone IDS Life and indicate the dollar amount, percentage of, or number of variable accumulation units to transfer from the Fund or the amount of fixed dollar accumulation value to transfer to the Fund.

AUTOMATED TRANSFERS AND PARTIAL SURRENDERS

IDS Life currently allows deferred annuity contract holders to establish:
- automated transfers of contract values between the fixed account and variable account; or
-  automated partial surrenders of contract values.

Both services can be in effect at the same time. You can establish them through a one-time written or telephone request to IDS Life.

The minimum transfer amount from any account or partial surrender amount from the contract is $50. You can make the transfer or surrender on a monthly, quarterly, semi-annual or annual basis. You may start or stop this service at any time but you must give IDS Life 30 days' notice to change any automated transfer or surrender instructions that are currently in place. Automated transfers or partial surrenders are subject to all of the other contract provisions and terms including provisions relating to the transfer of money between accounts. They are not available for 1969 Series Contracts that were issued prior to May 1971.


Automated transfers from the fixed account may not exceed an amount that will deplete the fixed account within 12 months. If you have made any type of transfer from the fixed account, you may not transfer contract values from the variable account back to the fixed account until the next contract anniversary.

The balance in your account from which you make an automated transfer or automated partial surrender must be sufficient to satisfy your instructions. If not, IDS Life will suspend your entire automated arrangement until the balance is adequate. If IDS Life must suspend your arrangement for six months, IDS Life reserves the right to discontinue the arrangement in its entirety.

Automated partial surrenders may result in income taxes and IRS penalty taxes being applied to all or a portion of the amount surrendered. See the sections on tax charges and surrendering your contract (page 16).

For more information regarding surrenders, see page 14.


Under some contracts, applicable law may restrict automated partial surrenders. When automated partial surrenders are in effect, additional purchase payments may not be appropriate and, therefore, are not permitted.

IDS Life has the authority to honor any telephone requests believed to be authentic and will use reasonable procedures to confirm that they are. This includes asking identifying questions and tape recording calls. As long as IDS Life follows the procedures IDS Life and its affiliates will not be liable for any loss resulting from fraudulent requests. IDS Life will process your transfer and/or variable surrender request on the valuation date (any normal business day, Monday through Friday, that the New York Stock Exchange (NYSE) is open) after we receive it. At times when the volume of telephone requests is unusually high, IDS Life will take special measures to ensure that your call is answered as promptly as possible. IDS Life will not allow a telephone surrender request within 30 days of a phoned-in address change.

You may request that telephone withdrawals not be authorized from your account by writing IDS Life.


Consult your tax advisor if you have any questions about the taxation of your annuity.


MEASURING THE VALUE OF YOUR CONTRACT

Because values are always changing with the performance of the Fund's investments, it is not easy to measure value with a variable annuity contract. For this reason IDS Life uses a technique that involves "units." IDS Life measures the performance of the Fund by changes in the value of a single unit, rather than the total value of the Fund. There are two kinds of units. As long as you are paying into the Fund they are called "accumulation units." When you begin to receive your annuity payments, they change to "annuity units."

- Accumulation units are used to measure the value of deferred annuity contracts during the period before IDS Life makes annuity payments to you. Here is the formula:

   NUMBER OF YOUR             VALUE OF ONE             TOTAL
   ACCUMULATION       X       ACCUMULATION      =      ACCUMULATION
   UNITS                      UNIT                     VALUE

If you bought a deferred annuity contract, IDS Life credited your purchase payments as accumulation units to your contract.

- Annuity units determine the value of each annuity payment. If you bought an immediate annuity contract, IDS Life credited your purchase payment as annuity units to your account.

Under a deferred annuity contract, when annuity payments begin, IDS Life will convert your accumulation value into annuity units. From then on, your annuity payments are based on the current annuity unit value. Here is the formula:

   NUMBER OF YOUR             ANNUITY UNIT             VALUE OF ONE
   ANNUITY UNITS      X       VALUE             =      ANNUITY PAYMENT

DATES WE REVALUE UNITS -- VALUATION DATE

IDS Life values your units at least once every seven days. At the present time, IDS Life values your units each business day at the close of trading on the NYSE. During an emergency, the Fund can suspend redemption. Those emergency situations would occur if:
- The NYSE closes for reasons other than the usual weekend and holiday closings, or trading on the NYSE is restricted,
- Disposal of the Fund's securities is not reasonable, or it is not reasonably practical for the Fund to determine the fair value of its net assets, or
- The Securities and Exchange Commission under the provisions of the Investment Company Act of 1940 (1940 Act) declares a period of emergency to exist.

SPLITTING UNITS

IDS Life can split accumulation or annuity units. We will do so only if it is in the best interests of the contract holders, the annuitants and IDS Life.

THE VALUATION PERIOD

The valuation period starts after the close of business (when the NYSE closes, normally 3 p.m. Central time) on one valuation date and ends with the close of business on the next valuation date.

VALUING FUND ASSETS

We determine the net value of the Fund's assets at the start of each valuation period by taking the total value of the Fund's assets and subtracting liabilities. The net asset value per share generally changes each day. We value the Fund's securities as follows:
- We value securities traded on national securities exchanges at the last quoted sales price on that day. If a particular security hasn't been traded on a certain day, we take the average price between the last bid (offer to buy) and the last asked (offer to sell) price.
- We also value securities with readily available market quotations but without a listing on an exchange at the average between the last bid and the last asked price.

- We value short-term securities maturing more than 60 days from the valuation date at the market price or approximate market value based on current interest rates. We value short-term securities maturing in 60 days or less but that originally had maturities of more than 60 days at the acquisition date on an amortized cost basis using the market value on the 61st day before maturity. We value short-term securities maturing in 60 days or less at the acquisition date at amortized cost. Amortized cost is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or systematically reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date.

- We value securities and other assets without a ready market price at fair value. The Board of Managers is responsible for using valuation methods they believe give fair value. In cases like this, they may use an outside organization to value these securities. These organizations may use methods that take into consideration yields, trading characteristics and other market data.

WHEN WE CREDIT YOUR PURCHASE PAYMENTS

IDS Life credits each purchase payment at the end of the valuation period during which we receive it at our home office.

VALUING AN ACCUMULATION UNIT

IDS Life uses accumulation units to measure the value of your contract during the period before annuity payments begin. We determine the value of an accumulation unit by multiplying the accumulation unit value for the last valuation period by the net investment factor for the current period. Here is how we calculate accumulation unit values:

NUMBER OF UNITS: To calculate the number of accumulation units for a particular account we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: The current accumulation unit value equals the last value times the account's current investment factor.

WE DETERMINE THE INVESTMENT FACTOR BY:
- Calculating the current net value of the Fund's assets, excluding the fee IDS Life charges for bearing the risk of increases in life expectancy and administrative expenses ("mortality and expense risk assurance fee").
-  Dividing that amount by the previous net value of the Fund's assets; and
- Subtracting the amount representing the mortality and expense risk assurance fee from the result.

Because the net asset value of the Fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk.

FACTORS THAT AFFECT VARIABLE ACCOUNT ACCUMULATION UNITS:
Accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:
-  additional purchase payments you allocate to the Fund;
-  transfers into or out of the Fund; and/or
-  partial surrenders.

Accumulation unit values will fluctuate due to:
-  changes in the Fund's net asset value;
-  interest and dividends earned by the Fund;
-  net realized and unrealized capital gains or losses of the Fund;
-  Fund operating expenses, and/or
-  mortality and expense risk assurance fee.

VALUING AN ANNUITY UNIT

When you are ready to receive annuity payments, IDS Life exchanges your accumulation units for annuity units. Annuity units measure each variable annuity payment. To determine the value of an annuity unit, we multiply the annuity unit value on the last valuation date by the product of (1) the investment factor for the current period, and (2) the neutralizing factor.

The neutralizing factor removes the assumed investment rate that is built into the variable annuity tables in your contract. The neutralizing factor for a one-day valuation period is 0.999866, when the usual 5% assumed investment rate is used.


The assumed investment rate is not always 5%. For example, contracts subject to Texas law cannot use more than a 3.5% investment rate. You can request a 3.5% investment rate by sending a written request to IDS Life at its home office. The current policy of IDS Life is to grant a request received no later than 30 days before settlement.


Why would you want a lower assumed investment rate? The value of an annuity unit will rise or fall to the extent that the actual investment rate for the period is more or less than the assumed investment rate. A lower assumed rate produces a lower initial annuity payment, but later payments will rise faster if unit values are going up. Later payments will fall more slowly if unit values are dropping.

ANNUITY PAYMENT STARTING DATE

INDIVIDUAL CONTRACTS. For deferred contracts paid for in annual installments or with a single payment, you selected the annuity payment starting date in your application. You may change the payment date at any time not less than 30 days before annuity payments are to start.

For SINGLE PAYMENT DEFERRED CONTRACTS, the annuity payment starting date was at least 60 days after the application date.

For IMMEDIATE CONTRACTS, the annuity payment starting date was no later than 60 days after the application date.

You can only wait so long before annuity payments begin. The annuity payment starting date must come before the annuitant's 75th birthday.

GROUP CONTRACTS. For group contracts, the participant elects the annuity starting date and the annuity payment plan in the Statement of Participation. The participant may change either election anytime not less than 30 days before annuity payments start. The annuity starting date must be at least so many years after the application date that the number of years multiplied by the annual purchase payment equals or exceeds $3,000.

Additionally, the annuity payment starting date must be no later than the certificate anniversary nearest the annuitant's 75th birthday.

For all annuities except Roth IRAs, to avoid IRS penalty taxes, the retirement date generally must be:
-  on or after the date the annuitant reaches age 59 1/2; and
- for IRAs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2; or

- for all other qualified annuities, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2 or, if later, retires (except that 5% business owners may not select a retirement date that is later than April 1 of the year following the calendar year when they reach age 70 1/2).

TABLE OF SETTLEMENT RATES

The Progressive Annuity Table in your contract shows the amount of the first monthly payment for each $1,000 of contract value according to the adjusted age and, when applicable, the sex of the annuitant.

Adjusted age is equal to the annuitant's birthday nearest the settlement date minus any adjustments depending on the calendar year of birth of the annuitant as follows:

                                                                      ADJUSTMENT FOR
             CALENDAR YEAR OF ANNUITANT'S BIRTH                     MALE          FEMALE
                      Prior to 1920                                  0               4
                      1920 through 1939                              1               5
                      1940 through 1954                              2               6
                      1955 through 1969                              3               7
                      After 1969                                     4               8

In ARIZONA GOVERNING COMMITTEE FOR TAX DEFERRED ANNUITY AND DEFERRED COMPENSATION PLANS, ETC. ET AL. V. NATHALIE NORRIS, ETC., the United States Supreme Court decided that Title VII of the Civil Rights Act of 1964 prohibits an employer from offering its employees the option of receiving retirement benefits from one of several companies selected by the employer, all of which pay a woman lower monthly retirement benefits than a similarly situated man. The Court ordered that all retirement benefits derived from contributions made on and after Aug. 1, 1983, must be calculated without regard to the sex of the annuitant.

IDS Life has been administering contributions received since Aug. 1, 1983, on the company's in-force annuity contracts to provide retirement benefits without regard to the sex of the annuitant in those markets which are affected by the Norris decision. IDS Life also has amended new contracts in order to assure continued compliance by employers with the obligations imposed on them by the Norris decision.

ANNUITY PAYMENT PLANS

You may have selected on the application how you want annuity payments made and when the payments are to begin. If you have a deferred annuity contract, you may change your payment plan at any time at least 30 days before the annuity payment starting date.

Here are the plans available for all annuity contracts as described in this prospectus:
- PLAN A: LIFE ANNUITY -- NO REFUND: We make monthly payments until the annuitant's death. Payments end with the last payment before the annuitant's death; we will not make any further payments. This means that if the annuitant dies after we have made only one monthly payment, we will not make any more payments.
- PLAN B: LIFE ANNUITY WITH FIVE, TEN OR 15 YEARS CERTAIN: We make monthly payments for a guaranteed payment period of five, ten or 15 years that you elect. This election will determine the length of the payment period to the beneficiary if the annuitant should die before the elected period has expired. We calculate the guaranteed payment period from the retirement date. If the annuitant outlives the elected guaranteed payment period, we will continue to make payments until the annuitant's death.
- PLAN C: LIFE ANNUITY -- INSTALLMENT REFUND: We make monthly payments until the annuitant's death, with our guarantee that payments will continue for some period of time. We will make payments for at least the number of months determined by dividing the amount applied under this option by the first monthly payment, whether or not the annuitant is living.
- PLAN D: JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payments while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payments at the full amount until the death of the surviving annuitant. Payments end with the death of the second annuitant.

ANNUITY PAYMENT PLAN REQUIREMENTS: You have the responsibility for electing a payment plan that complies with your contract and with applicable law. The options will meet certain IRS regulations governing required minimum distributions if the payment plan meets the incidental distribution benefit requirements, if any, and the payments are made:


- in equal or substantially equal payments over a period not longer than the life of the annuitant or over the life of the annuitant and designated beneficiary;
- in equal or substantially equal payments over a period not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary; or
- over a period certain not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary.

A beneficiary of a variable annuity contract may ask for one lump-sum payment under Plan B or Plan C. IDS Life will not grant the request if you asked us not to.


If you have not selected a plan by the annuity payment starting date, Plan B with 120 guaranteed monthly payments will be used.

Contract values that you have allocated to the fixed account will provide fixed-dollar payments while the remaining contract values will provide variable annuity payments.

If the value of the contract is less than $2,000 on the annuity payment starting date, IDS Life may pay the accumulation value in a lump-sum.

DETERMINATION OF MONTHLY ANNUITY PAYMENTS FOR DEFERRED CONTRACTS

When annuity payments are to begin, IDS Life computes the first monthly variable annuity payment on the valuation date on or right before the seventh day before the annuity payment starting date.

IDS Life makes the computations using the table of settlement rates in your contract unless we agree on an optional table. IDS Life uses a different table if you elected a 3.5% assumed investment rate. We divide the amount of the first payment by the annuity unit value to give the number of annuity units for your contract.

IDS Life will determine each monthly payment after the first one by multiplying the number of annuity units by the current annuity unit value. IDS Life will compute variable annuity payments on the valuation date on or right before the seventh day before the annuity payment date.

Here is an example: Assume the variable accumulation value on the valuation date seven days before the annuity payment starting date was $30,000, and the plan you selected produces an initial payment of $6 for each $1,000 of accumulation value. Ignoring premium taxes, if any, the first payment would be $180 (30 X $6 = $180).

Now assume the annuity unit value on the valuation date seven days before the annuity payment starting date is $1.800000. The number of annuity units for your contract is 100 ($180 DIVIDED BY $1.800000 = 100). Ordinarily, IDS Life will pay the value of the same number of annuity units each month.

DETERMINATION OF MONTHLY ANNUITY PAYMENTS FOR IMMEDIATE CONTRACTS

IDS Life multiplied the number of your annuity units by the value of one unit. IDS Life determined the value of one unit on the valuation date on or right before the seventh day before the annuity payment was due. The following example shows how we determined the number of your annuity units:

Assume the net purchase payment was $30,000, and the conversion factor, based on actuarial tables and the contract you selected, is $5.50.

Assume the value of one annuity unit on the valuation date was $1.500000.

First divide the net purchase payments by $1,000: $30,000 DIVIDED BY $1,000 = $30. Next multiply the answer by the conversion factor: $30 X $5.50 = $165.

Divide the answer by the value of one unit. This gives the number of annuity units paid out each month: $165 DIVIDED BY $1.500000 = 110 units.

THE CHARGES YOU PAY

1) SALES AND ADMINISTRATIVE CHARGES

The tables below show the deductions from your purchase payments for sales and administrative charges for single payment contracts and flexible installment payment contracts. The net amount invested is the total purchase payments minus the deduction for sales and administrative charges.

SINGLE PAYMENT CONTRACTS, 1972 SERIES

                                                                                       TOTAL CHARGE            TOTAL DEDUCTION
PART OF THE                             DEDUCTION              DEDUCTION FOR         AS PERCENTAGE OF         AS PERCENTAGE OF
TOTAL PURCHASE                          FOR SALES             ADMINISTRATIVE          TOTAL PURCHASE             NET AMOUNT
PAYMENT                                  CHARGE                   CHARGE                  PAYMENT                 INVESTED
First $1,500                              13.0%                    2.0%                    15.0%                   17.65%
Next $48,500                               3.0                     1.0                      4.0                     4.17
Over $50,000                               1.5                     0.5                      2.0                     2.04

FLEXIBLE INSTALLMENT PAYMENT CONTRACTS, 1972 SERIES

                                                                                       TOTAL CHARGE            TOTAL DEDUCTION
PART OF THE                             DEDUCTION              DEDUCTION FOR         AS PERCENTAGE OF         AS PERCENTAGE OF
TOTAL PURCHASE                          FOR SALES             ADMINISTRATIVE          TOTAL PURCHASE             NET AMOUNT
PAYMENT                                  CHARGE                   CHARGE                  PAYMENT                 INVESTED
First $1,500                              13.0%                    2.0%                    15.0%                   17.65%
Next $48,500                               2.0                     2.0                      4.0                     4.17
Over $50,000                               0.5                     1.5                      2.0                     2.04

The effect of the deductions shown above is illustrated in the following table:

                                                                                     SALES AND ADMIN.         SALES AND ADMIN.
                                                                                        CHARGE AS A              CHARGE AS A
$25 MONTHLY                              TOTAL                 DEDUCTION FOR           PERCENTAGE OF            PERCENTAGE OF
PURCHASE                                PURCHASE               THE SALES AND          TOTAL PURCHASE            AGGREGATE NET
PAYMENTS                                PAYMENTS               ADMIN. CHARGE             PAYMENTS              AMOUNT INVESTED
1 Year                                  $  300                   $  45                     15.00%                  17.65%
5 Years                                  1,500                     225                     15.00                   17.65
10 Years                                 3,000                     285                      9.50                   10.50
15 Years                                 4,500                     345                      7.67                    8.30
20 Years                                 6,000                     405                      6.75                    7.24

                                                                                     SALES AND ADMIN.         SALES AND ADMIN.
                                                                                        CHARGE AS A              CHARGE AS A
$100 MONTHLY                              TOTAL                DEDUCTION FOR           PERCENTAGE OF            PERCENTAGE OF
PURCHASE                                PURCHASE               THE SALES AND          TOTAL PURCHASE            AGGREGATE NET
PAYMENTS                                PAYMENTS               ADMIN. CHARGE             PAYMENTS              AMOUNT INVESTED
1 Year                                 $ 1,200                  $  180                     15.00%                  17.65%
5 Years                                  6,000                     405                      6.75                    7.24
10 Years                                12,000                     645                      5.38                    5.68
15 Years                                18,000                     885                      4.92                    5.17
20 Years                                24,000                   1,125                      4.69                    4.92

1971 SERIES

                                                                                       TOTAL CHARGE            TOTAL DEDUCTION
PART OF THE                             DEDUCTION              DEDUCTION FOR         AS PERCENTAGE OF         AS PERCENTAGE OF
TOTAL PURCHASE                          FOR SALES             ADMINISTRATIVE          TOTAL PURCHASE             NET AMOUNT
PAYMENT                                  CHARGE                   CHARGE                  PAYMENT                 INVESTED
First $1,000                                 18%                   2.0%                       20%                  25.00%
Next $49,000                                3.0                    1.0                       4.0                    4.17
Over $50,000                                1.5                     .5                       2.0                    2.04

1969 SERIES

                                                                                       TOTAL CHARGE            TOTAL DEDUCTION
PART OF THE                             DEDUCTION              DEDUCTION FOR         AS PERCENTAGE OF         AS PERCENTAGE OF
TOTAL PURCHASE                          FOR SALES             ADMINISTRATIVE          TOTAL PURCHASE             NET AMOUNT
PAYMENT                                  CHARGE                   CHARGE                  PAYMENT                 INVESTED
First $1,000                                 18%                   2.0%                       20%                  25.00%
Next $49,000                                2.0                    2.0                       4.0                    4.17
Over $50,000                                1.5                     .5                       2.0                    2.04

The table below shows the deduction from your purchase payments for sales and administrative charges for group contracts. The net amount invested is the total purchase payments minus the deduction for sales and administrative charges.

GROUP CONTRACT -- EMPLOYER PLAN

                                                                                       TOTAL CHARGE            TOTAL DEDUCTION
PART OF THE                             DEDUCTION              DEDUCTION FOR         AS PERCENTAGE OF         AS PERCENTAGE OF
TOTAL PURCHASE                          FOR SALES             ADMINISTRATIVE          TOTAL PURCHASE             NET AMOUNT
PAYMENT                                  CHARGE                   CHARGE                  PAYMENT                 INVESTED
First $10,000                               3.75%                  2.0%                      5.75%                  6.10%
Next $40,000                                2.0                    2.0                       4.0                    4.17
Excess over $50,000                         0.5                    1.5                       2.0                    2.04


Under a Distribution and Services Agreement with the Fund, IDS Life is the principal underwriter and performs all sales and administrative duties. It pays salaries, sales commissions, legal, accounting, auditing or actuarial fees, and death benefits under deferred variable annuity contracts. The deductions for sales and administrative charges came to $72,703 for 2001, $101,024 for 2000 and $105,875 for 1999.

IDS Life may reduce or eliminate the sales and administrative charge but only to the extent IDS Life anticipates that we will incur lower sales and administrative expenses or perform fewer services. Generally, this will occur with programs established by an employer for all employees or for all employees in a class, under which employees do not individually enroll in the program.

2) PREMIUM TAXES

Some state and local governments impose a premium tax on IDS Life in an amount of up to 3.5%. If a state or local government requires IDS Life to pay a premium tax on your contract, IDS Life may deduct it from your purchase payments or from your contract's accumulation value.

3) MORTALITY AND EXPENSE RISK ASSURANCE FEE

IDS Life will bear any expenses that occur because of an increase in administrative expenses, or because of an increase in the life expectancy of people receiving variable annuity payments. But, it is not responsible for increases in brokers' fees and transfer taxes on the purchase and sale of assets.


For bearing this risk, IDS Life charges the Fund a fee equal to 1% of the Fund's average daily net assets for the year. This came to $5,916,337 for 2001, $9,114,176 for 2000 and $8,620,886 for 1999.


If the fee is more than enough to cover the increases, IDS Life will keep the difference. If the fee is not enough, IDS Life bears the loss.

4) CHARGE FOR INVESTMENT MANAGEMENT


For acting as investment manager, IDS Life charges the Fund a fee equal to 0.4% of the Fund's average net assets for the year, less any brokerage credits. This came to $2,368,578 for 2001, $3,646,618 for 2000 and $3,448,538 for 1999.


5) TAX CHARGES

IDS Life is taxed as a life insurance company under Subchapter L of the Code. IDS Life treats the Fund as part of IDS Life for federal income tax purposes. IDS Life must pay all taxes that come about because of the Fund. For this reason, IDS Life can charge the Fund for tax charges. Under current federal income tax law, no taxes are payable with respect to any income of the Fund.

Investment results credited to a contract are not taxed until you receive annuity benefits.

SURRENDERING YOUR CONTRACT

You can surrender all or part of your deferred annuity contract any time before the annuity payment starting date. Under certain contracts issued in connection with optional retirement programs for employers of certain state supported educational institutions, the contract holder must join in the request. There is no surrender charge for either partial or full surrenders. You cannot surrender the contract in whole or in part after annuity payments have started unless the remaining payments are not dependent on life contingencies.


Immediate annuity contracts can be surrendered at any time as long as the remaining payments are not dependent on life contingencies. See "Annuity Payment Plans" on page 11.

For a discussion of automated partial surrenders, see page 8.


There are special rules for a participant in the Texas Optional Retirement Program (Texas ORP). The Texas ORP restricts the payment of program benefits to participating employees prior to termination of employment. Accordingly, no contract offered by this prospectus will be issued to fund participation in the Texas ORP unless the purchaser instructs the company not to accept surrender of the contract prior to termination of employment, retirement, death or total disability of the participating employee.

Make your request to IDS Life in writing. IDS Life will cash in the number of accumulation units for the amount you request. The units are valued at the next accumulation unit value calculated after IDS Life receives your request in our Minneapolis home office. You cannot surrender part of your contract if the remaining accumulation value will be less than $20, and you cannot repay any amount you surrender. IDS Life usually will mail a check to you within seven days after we process your request. However, IDS Life can delay sending your check until we are sure we have received good payment for the accumulation units you want to surrender.

You may receive extra money if the Fund's state premium tax liability is reduced as a result of your surrender. If it is, you will receive either the amount of the reduction or the amount already deducted from your purchase payments for premium taxes, whichever is less.

A surrender by a participant in certain tax-deferred retirement plans may result in adverse tax consequences. Consult a qualified tax advisor before requesting a surrender.


DISTRIBUTION RESTRICTIONS. The Code imposes certain restrictions on a participant's right to receive early distributions attributable to salary reduction contributions (plus earnings) from a contract purchased for a tax-deferred retirement plan qualified under Section 403(b) of the Code as a TSA.

Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts may be made from the TSA contract only if the participant has attained age 59 1/2, has become disabled as defined in the Code, has severed employment with the employer that purchased the contract, or upon the death of the participant. Additionally, if the participant should encounter a financial hardship (within the meaning of the Code), he or she may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them. These restrictions apply to amounts credited to the contract after Dec. 31, 1988. Even though a distribution may be permitted under these rules, it may nonetheless be subject to IRS taxes and penalties (see page 16).

These restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988, and if the contract has a loan provision, the right to receive a loan continues to exist. The restrictions do not apply to transfers or exchanges of contract value within the annuity or to another registered variable annuity contract or investment vehicle available through the employer.


SPECIAL RULES IF THE ANNUITANT DIES BEFORE THE ANNUITY PAYMENT STARTING DATE

Under a single payment or flexible installment deferred annuity contract, if the annuitant dies before annuity payments begin, the beneficiary will receive the greater of:
-  the sum of all purchase payments minus surrenders and unrepaid withdrawals;
   or
-  the accumulation value of the contract.

Under the group variable contract, if the participant dies before annuity payments begin, the beneficiary will receive the greater of:
-  the sum of all contributions made by the participant less surrenders; or
-  the accumulation value of the participant's account.


IDS Life will pay this death benefit in a lump sum at the end of the valuation period during which its death claim requirements are fulfilled, unless an election has been made to provide an annuity payable to the participant's beneficiary.

DISTRIBUTIONS: The IRS has issued proposed regulations to take effect Jan. 1, 2002 which may affect distributions from your contract. Contact your tax advisor if you have any questions as to the impact of the new proposed rules on your situation.

SPOUSE BENEFICIARY: If you have not elected an annuity payment plan, and if your spouse is the sole beneficiary, your spouse may elect to receive payments, or elect to treat the contract as his or her own. If your spouse elects a payment option, the payments must begin no later than the year in which the annuitant would have reached age 70 1/2. If the annuitant attained age 70 1/2 at the time of death, payments must begin no later than Dec. 31 of the year following the year of the annuitant's death.

Your spouse may elect to assume ownership of the contract at any time. If your spouse elects to assume ownership of the contract, the contract value will be equal to the death benefit that would otherwise have been paid.

NON-SPOUSE BENEFICIARY: If you have not elected an annuity payment plan, and if death occurs prior to the year the annuitant would have attained age 70 1/2, the beneficiary may elect to receive payments from the contract over a five year period. If the annuitant's death occurs after attaining age 70 1/2, we will pay the beneficiary in a single sum unless the beneficiary elects to receive payments under an annuity payment plan available under this contract if:


- the beneficiary asks us in writing within 60 days after we receive proof of death; and
-  payments begin no later than one year following the year of your death; and
- the payment period does not extend beyond the beneficiary's life or life expectancy.


ANNUITY PAYMENT PLAN: If you elect an annuity payment plan, the payments to your beneficiary will continue pursuant to the annuity payment plan you elect.


DEATH BENEFITS TO BENEFICIARIES: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he or she receives the payments. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met.

SPECIAL FEATURES OF THE GROUP VARIABLE ANNUITY CONTRACT

MODIFICATIONS: From time to time, IDS Life may modify the group variable annuity contract in order to conform the contract or give participants the benefit of any federal or state law or any regulation of the U.S. Treasury Department. Without the consent of the affected participant, no modification will affect the amount or terms of an annuity purchased prior to the effective date of the modification. We cannot make any modification without the contract holder's approval prior to the fifth contract anniversary.

On or after this anniversary, IDS Life may make modifications to the contract without the contract holder's consent. The effect of these modifications may include the deductions from contributions for sales and administrative expense, periodic deductions for mortality and expense risk assurances and investment management, and the annuity settlement date. At least 90 days' notice of this type of modification will be given to the contract holder. No modification made after the fifth contract year will affect the rights of any participant who was a participant prior to the effective date of the modification except for that portion of the participant's contributions which exceeds twice the amount of the first annual contribution. The amount in excess of twice the first annual contribution will receive the benefit of the assurances given new entrants into the plan in the year the excess is first received by IDS Life. These assurances will continue so long as the participant continues to make such excess contributions.

EXPERIENCE RATING: The group variable annuity contract provides for experience rating at the discretion of IDS Life. If the charges made by IDS Life for mortality and expense assurances exceed the expenses incurred, IDS Life may allocate all, a portion, or none of the excess as an experience rating credit. No experience rating credits have been paid to date. IDS Life will determine the experience rating credit, if any, which accrues to any group variable annuity contract annually upon each contract anniversary by IDS Life. IDS Life will determine application of the credit accruing to any group variable annuity contract in one of two ways:
-  by a reduction in the amount deducted from subsequent contributions; or
- by the crediting of a number of additional accumulation units or annuity units, as applicable, equal in value to the amount of the credit due (such additional units shall be credited without the deduction imposed on contributions).

ASSIGNMENT PROHIBITED: No benefit or privilege under the contract may be sold, assigned, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than IDS Life.

SUSPENSION: IDS Life may suspend a group variable annuity contract upon at least 90 days' written notice to the contract holder if the contract holder has failed to make any contributions during the contract year immediately preceding such notice. A contract holder may suspend a contract upon written notice to IDS Life at least 90 days in advance of the effective date of the suspension. Upon suspension, IDS Life may refuse to accept further contributions. Suspension will in no way affect the accumulation units or annuity units previously credited to any participant.

TERMINATION OF CONTRIBUTIONS: Upon termination of contributions on behalf of a participant for any reason prior to the retirement date, the participant may elect to withdraw the value of, or leave his total account in force under the contract until its value is withdrawn as a surrender, paid upon the death of the participant, or used to provide an annuity for the participant. When a participant's variable account is left in force under the contract, the account will continue to reflect the net investment experience of the Fund except that if the value of the participant's total account is less then $1,000, IDS Life may fulfill its obligations with respect to a participant by payment of the value in a lump sum.

YOUR RIGHT TO CANCEL INSTALLMENT CONTRACTS

You will receive a Statement of Charges and a Notice of Cancellation Rights within 60 days after the contract is sent to you. You will have 45 days from the time this notice was sent to you to cancel your installment contract. You will receive the current accumulation value of your account plus any amounts deducted for taxes and charges.

If you bought this annuity under an IRA program and cancel the contract within seven days after the date of issuance, IDS Life will refund the greater of the total amount of purchase payments, or the value of the net amount invested, without reduction in either case for sales and contract administrative charges and taxes.


TAXES

Generally, under current law, your contract has a tax-deferral feature. This means any increase in the value of your contract is taxable to you only when you receive a payment or surrender (see detailed discussion below). Any portion of the annuity payments and any surrenders you request that represent ordinary income normally are taxable. IDS Life will send you a tax information reporting form for any year in which IDS Life made a taxable distribution according to its records. Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements.

TAX-DEFERRED RETIREMENT PLANS: Because your contract is used to fund a retirement plan that is already tax deferred under the Code, the contract will not provide any necessary or additional tax deferral for that retirement plan. If your contract is used to fund a 401(k) plan, your rights to benefits may be subject to the terms and conditions of the plan regardless of the terms of the contract.

Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Contracts under tax-deferred retirement plans have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan or adoption agreement, or consult a tax advisor for more information about these distribution rules.

ANNUITY PAYMENTS (EXCEPT UNDER ROTH IRAs): The entire payment generally is includable as ordinary income and is subject to tax except to the extent that contributions were made with non-deductible contributions or with after-tax dollars rolled from a retirement plan. If the purchase payment was made by you or on your behalf with deductible or pre-tax dollars as part of a tax-deferred retirement plan, such amounts are not considered to be part of your investment in the contract and will be taxed when paid to you from the plan.

SURRENDERS: Under some tax-deferred retirement plans, IDS Life will surrender your contract to the plan's trustee for the benefit of your account. In other cases, if you surrender part or all of your contract before your annuity payments begin, your surrender payment will be taxed to the extent that the value of your contract immediately before the surrender exceeds your investment. You also may have to pay a 10% IRS penalty for surrenders you make before reaching age 59 1/2 unless certain exceptions apply.

DEATH BENEFITS TO BENEFICIARIES: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he or she receives the payments from the plan. If under your 401(k) plan the purchase payment was made by you or on your behalf with after-tax contributions to your contract, the portion of any distribution from the plan that represents after-tax contributions is not taxable as ordinary income to your beneficiary. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met.

PENALTIES: If you receive amounts from your contract (or, if applicable, from the plan) before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:
-  because of your death;
-  because you become disabled (as defined in the Code); or
- if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary).

For IRAs, other exceptions may apply if you make withdrawals from your contract before you reach age 59 1/2. For contracts under 401(a) and 401(k) plans or TSAs, other exceptions may apply if you surrender your contract before your plan specifies that payments can be made.

WITHHOLDING, GENERALLY: If you receive all or part of the contract value, IDS Life may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual tax return.

If the payment is part of an annuity payment plan, IDS Life generally computes the amount of withholding using payroll tables. You may provide IDS Life with a statement of how many exemptions to use in calculating the withholding. As long as you've provided IDS Life with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the distribution is any other type of payment (such as a partial or full surrender) IDS Life computes withholding using 10% of the taxable portion. Similar to above, as long as you have provided IDS Life with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have this withholding occur.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, IDS Life may deduct state withholding from any payment from which it deducts federal withholding. The withholding requirements may differ if IDS Life is making payment to a non-U.S. citizen or delivers the payment outside the United States.

MANDATORY WITHHOLDING: If you receive directly all or part of the value from your contract (except from an IRA or Roth IRA), mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payment is made from the plan. This mandatory withholding is in place of the elective withholding discussed above. This mandatory withholding will not be imposed if:
- instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan;
- the payment is one in a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of ten years or more;
-  the payment is a minimum distribution required under the Code; or
-  the payment is made on account of an eligible hardship.

Payments to a surviving spouse instead of being directly rolled over to an IRA also may be subject to mandatory 20% income tax withholding.

State withholding also may be imposed on taxable distributions.

COLLATERAL ASSIGNMENT: You may not collaterally assign or pledge your contract.

IMPORTANT: This discussion of federal tax laws is based upon IDS Life's understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

TAX QUALIFICATION: IDS Life intends that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. IDS Life reserves the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. IDS Life will send you a copy of any amendments.

VOTING RIGHTS

The Fund grants and defines voting rights of contract holders and group plan participants under its regulations. To the extent permitted under the 1940 Act, IDS Life may modify these voting rights without a vote of a majority of the outstanding voting units. Variable contract holders and group plan participants can vote on:
-  any changes in fundamental investment restrictions;
- the approval of and any changes to the investment management and advisory agreements;
-  the election of the Board of Managers; and
-  the acceptance of the Fund's independent auditors.

A variable contract holder or group plan participant with accumulation units has a number of votes equal to the number of accumulation units owned. Under a contract where annuity payments have started, IDS Life determines the number of votes by dividing the present value of all future annuity payments by the value of one accumulation unit on the record date. So, there may be a gradual decline in the number of votes to which a contract holder or group plan participant is entitled as we continue to make annuity payments under the contract. The record date will be set by the Board of Managers not more than 60 days before the regular meeting or any special meeting of variable contract holders or group plan participants. Cumulative voting is not authorized.


U.S. Bank National Association (U.S. Bank) of St. Paul, MN, as custodian for Keogh Act plans and for the IDS Incentive and Thrift Plan, was owner of record of 842,057 units of the Fund on Dec. 31, 2001, constituting 5.0% of the voting units. U.S. Bank votes these units in accordance with instructions from the beneficial owners. If U.S. Bank fails to receive timely instructions from a beneficial owner, it will vote these units in the same proportion as units voted according to received instructions.

MANAGEMENT


MEMBERS OF THE BOARD OF MANAGERS AND OFFICERS OF THE FUND
You vote at each regular meeting for the Fund's Board of Managers. That board oversees the Fund's operations. The board appoints officers who are responsible for day-to-day business decisions based on policies set by the board.

The following is a list of the Fund's board members. Each member oversees Fund A and Fund B and the seven portfolios of IDS Life Series Fund, Inc. (IDS Life Series Fund). Board members serve until the next regular meeting or until their successors are elected and qualify.

INDEPENDENT MEMBERS OF THE BOARD OF MANAGERS



                                         POSITION HELD WITH REGISTRANT       PRINCIPAL OCCUPATIONS
NAME, ADDRESS, AGE                       AND LENGTH OF SERVICE               DURING PAST FIVE YEARS        OTHER DIRECTORSHIPS
--------------------------------------------------------------------------------------------------------------------------------
Rodney P. Burwell                        Board member since 1999             Chairman, Xerxes                TCF Financial
Xerxes Corporation                                                           Corporation (fiberglass
7901 Xerxes Ave. S.                                                          storage tanks)
Minneapolis, MN 55431-1253
Born in 1939

Jean B. Keffeler                         Board member since 1999             Retired business executive
3424 Zenith Ave. S.
Minneapolis, MN 55416
Born in 1945

Thomas R. McBurney                       Board member since 1999             President, McBurney            The Valspar
McBurney Management Advisors                                                 Management Advisors            Corporation (paints)
4900 IDS Center,
80 South Eighth Street
Minneapolis, MN 55402
Born in 1938
--------------------------------------------------------------------------------------------------------------------------------



MEMBERS OF THE BOARD OF MANAGERS AFFILIATED WITH AMERICAN EXPRESS FINANCIAL CORPORATION (AEFC)



                                         POSITION HELD WITH REGISTRANT  PRINCIPAL OCCUPATIONS
NAME, ADDRESS, AGE                       AND LENGTH OF SERVICE          DURING PAST FIVE YEARS             OTHER DIRECTORSHIPS
--------------------------------------------------------------------------------------------------------------------------------
Gumer C. Alvero                          Board member since 1998,       Director and Executive
70100 AXP Financial Center               Chairman of the Board          Vice President -
Minneapolis, MN 55474                    since 2000                     Annuities,  IDS Life,
Born in 1967                                                            since March 2001. Vice
                                                                        President - Variable Annuities,
                                                                        AEFC, since April 1998.
                                                                        Executive Assistant to
                                                                        President/CEO, AEFC, from
                                                                        April 1996 to April 1998.

Timothy V. Bechtold                      Board member since 2001,       Director and President,
70100 AXP Financial Center               President and Chief            IDS Life, since March
Minneapolis, MN 55474                    Executive Officer since 2002   2001. Executive Vice
Born in 1953                                                            President - Risk Management
                                                                        Products, IDS Life, from 1995
                                                                        to 2001.  Vice President
                                                                        - Risk Management Products,
                                                                        AEFC, since 1995.
--------------------------------------------------------------------------------------------------------------------------------



The board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the board. In addition to Mr. Bechtold, who is president, the Fund's other officers are:


OTHER OFFICERS



                                         POSITION HELD WITH REGISTRANT  PRINCIPAL OCCUPATIONS
NAME, ADDRESS, AGE                       AND LENGTH OF SERVICE          DURING PAST FIVE YEARS             OTHER DIRECTORSHIPS
--------------------------------------------------------------------------------------------------------------------------------
C. Nikol Davies                          Secretary since 2001           Secretary, AEFC since
70100 AXP Financial Center                                              2001. Paralegal at Boyle
Minneapolis, MN 55474                                                   & Voss and Administrative
Born in 1966                                                            Assistant for the
                                                                        Department of the U.S. Air
                                                                        Force prior to 2001.

Lorraine R. Hart                         Vice President -               Vice President -
70100 AXP Financial Center               Investments since 1992         Investments, IDS Life,
Minneapolis, MN 55474                                                   since 1992. Vice President
Born in 1951                                                            - Insurance Investments,
                                                                        AEFC, since 1989.

Philip C. Wentzel                        Controller since 1998          Vice President and
70100 AXP Financial Center                                              Controller, IDS Life,
Minneapolis, MN 55474                                                   since 1998. Vice President
Born in 1961                                                            - Finance Risk Management
                                                                        Products, AEFC, since
                                                                        1997. Director of Financial
                                                                        Reporting and Analysis,
                                                                        AEFC, from 1992 to 1997.

David L. Yowan                           Vice President and             Vice President, Treasurer
70100 AXP Financial Center               Treasurer since 2001           and Assistant Secretary,
Minneapolis, MN 55474                                                   IDS Life, since March
Born in 1957                                                            2001. Senior Vice
                                                                        President and Assistant
                                                                        Treasurer of American
                                                                        Express Company since
                                                                        January 1999. Vice
                                                                        President and Corporate
                                                                        Treasurer, AEFC, since
                                                                        March 2001. Senior
                                                                        Portfolio and Risk
                                                                        Management Officer for the
                                                                        North American Consumer
                                                                        Bank of Citigroup from
                                                                        August 1987 to January 1999.
--------------------------------------------------------------------------------------------------------------------------------

MANAGERS' HOLDINGS

The following table shows the dollar range of equity securities beneficially owned by each Manager as of the end of the most recently completed calendar year. The table shows equity ownership in the Fund and, on an aggregate basis, ownership in the registered investment companies overseen by the Manager which include the Fund, Fund A and IDS Life Series Fund (the Family of Investment Companies).



                                                                                                  AGGREGATE DOLLAR
                                                                                                   RANGE OF EQUITY
                                                         DOLLAR RANGE OF EQUITY              SECURITIES IN THE FAMILY OF
NAME OF MANAGER                                          SECURITIES IN THE FUND                 INVESTMENT COMPANIES
--------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT MEMBERS OF THE BOARD OF MANAGERS
Rodney P. Burwell                                                 None                                  None
Jean B. Keffeler                                                  None                                  None
Thomas R. McBurney                                                None                                  None
--------------------------------------------------------------------------------------------------------------------------------
MEMBERS OF THE BOARD AFFILIATED WITH AEFC
Gumer C. Alvero                                                   None                                  None
Timothy V. Bechtold                                               None                            $50,001-$100,000
--------------------------------------------------------------------------------------------------------------------------------



COMPENSATION FOR BOARD MEMBERS

During the most recent fiscal year, the independent Managers of the Fund, for attending up to four meetings, received the following compensation:



                                                                                                     TOTAL CASH
                                                                AGGREGATE                         COMPENSATION FROM
                                                              COMPENSATION                      THE FUND, FUND A AND
BOARD MEMBER                                                  FROM THE FUND                     IDS LIFE SERIES FUND
--------------------------------------------------------------------------------------------------------------------------------
Rodney P. Burwell                                                $1,750                                $7,000
Jean B. Keffeler                                                 $1,500                                $6,000
Thomas R. McBurney                                               $1,750                                $7,000
--------------------------------------------------------------------------------------------------------------------------------



The Managers who are not independent Members of the Board and all officers of the Fund are salaried employees of IDS Life or AEFC and do not receive compensation from the Fund. The members of the Board of Managers and the officers of the Fund aggregately hold less than 1% of the outstanding voting units.

CODE OF ETHICS

The Fund, IDS Life and AEFC have adopted codes of ethics that prohibit affiliated personnel from engaging in personal investment activities that compete with or attempt to take advantage of planned portfolio transactions for the Fund. You can review these codes of ethics and copy them at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549. You can obtain information on the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. The SEC also maintains an Internet site. These codes of ethics are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov). You also can obtain copies, after paying a duplicating fee, by electronic request at the following address: publicinfo@sec.gov. or by writing the SEC's Public Reference Section, Washington D.C. 20549-0102.

DIRECTORS AND OFFICERS OF IDS LIFE INSURANCE COMPANY*

THE DIRECTORS

GUMER C. ALVERO

Born in 1967
Director and Executive Vice President - Annuities since March 2001. Vice President - Variable Annuities, AEFC, since April 1998. Executive Assistant to President/CEO, AEFC, from April 1996 to April 1998.


TIMOTHY V. BECHTOLD

Born in 1953
Director and President since March 2001. Executive Vice President - Risk Management Products from 1995 to 2001. Vice President - Risk Management Products, AEFC, since 1995.

BARRY J. MURPHY
Born in 1951
Director since 1994. Executive Vice President - U.S. Retail Group, AEFC, since January 2001. Director and Senior Vice President, AEFC, from May 1994 to January 2001.

STEPHEN W. ROSZELL
Born in 1949
Director since January 2002. Senior Vice President - Institutional Group, AEFC.

JOHN T. SWEENEY
Born in 1951
Director and Executive Vice President - Finance since January 2002. Vice President - Lead Financial Officer Products, AEFC, since November 2000. Vice President and Controller - Brokerage, AEFC, from November 1996 to November 2000.

OFFICERS OTHER THAN DIRECTORS

LORRAINE R. HART
Born in 1951
Vice President - Investments since 1992. Vice President - Insurance Investments, AEFC, since 1989.

TIMOTHY S. MEEHAN
Born in 1957
Secretary since December 2000. Secretary of AEFC since 1995.


TERESA J. RASMUSSEN

Born in 1956
Vice President and General Counsel since August 2000. Vice President and Assistant General Counsel, AEFC, since August 2000. Assistant Vice President, AEFC, from October 1995 to August 2000.

BRIDGET SPERL
Born in 1954
Executive Vice President - Client Service since March 2001. Senior Vice President - Client Service, AEFC, since October 2000. Vice President - Service Teams, AEFC, from January 1997 to October 2000.

BETH E. WEIMER
Born in 1952
Chief Compliance Officer since June 2001. Chief Compliance Officer, AEFC, since June 2001. Partner and Consultant, Arthur Andersen, LLP from 1998 to 2001. Senior Vice President and Vice President Internal Review, NASDAQ Stock Market/NASD from 1988 to 1997.


PHILIP C. WENTZEL

Born in 1961
Vice President and Controller since 1998. Vice President - Finance Risk Management Products, AEFC, since 1997. Director of Financial Reporting and Analysis, AEFC, from 1992 to 1997.

DAVID L. YOWAN
Born in 1957
Vice President, Treasurer and Assistant Secretary since March 2001. Senior Vice President and Assistant Treasurer of American Express Company since January 1999. Vice President and Corporate Treasurer, AEFC, since March 2001. Senior Portfolio and Risk Management Officer for the North American Consumer Bank of Citigroup from August 1987 to January 1999.


* The address for all of the directors and principal officers is: 70100 AXP Financial Center, Minneapolis, MN 55474.

OTHER INFORMATION

HISTORY

The Fund is an open-end diversified investment company as defined under the 1940 Act. It was organized as a segregated asset account by IDS Life under Minnesota law on May 10, 1968.

IDS Life is a stock life insurance company organized under Minnesota law on Aug. 7, 1957. It conducts a conventional life insurance business in addition to its variable annuity business.

ASSETS OF THE FUND


On Dec. 31, 2001, there were 10,040 outstanding contracts. The assets were $512,192,545.


The Fund holds these assets solely for the variable contract holders. The assets are not used to pay liabilities of any other business of IDS Life.

HEADQUARTERS


The home office of IDS Life is located at 70100 AXP Financial Center in Minneapolis, Minnesota 55474.


OWNERSHIP OF IDS LIFE AND AMERICAN EXPRESS FINANCIAL CORPORATION


All of the capital stock of IDS Life is owned by AEFC. On Jan. 12, 1984, Investors Diversified Services, Inc., of which IDS Life was a wholly owned subsidiary, was merged into a wholly owned subsidiary of American Express Company to form IDS Financial Services Inc. On Jan. 1, 1995, IDS Financial Corporation's name was changed to AEFC, and IDS Financial Services Inc.'s name was changed to American Express Financial Advisors Inc. AEFC serves as investment advisor for the Fund. AEFC is an investment advisor for a number of open-end investment companies and for its subsidiaries. AEFC's headquarters is 70100 AXP Financial Center, Minneapolis, Minnesota.


OTHER AFFILIATIONS

IDS Life also distributes different variable annuity contracts not described in this prospectus and variable life insurance policies.


The members of the Fund's Board of Managers also serve on the Board of Managers of Fund A and on the Board of Directors OF IDS Life Series Fund.

IDS Life manages Fund B, Fund A and mutual funds that are part of the American Express Funds advised by American Express Financial Corporation. These mutual funds are available for purchase only through variable annuity and life insurance contracts which are distributed by IDS Life and its subsidiaries, IDS Life Insurance Company of New York, American Enterprise Life Insurance Company, American Partners Life Insurance Company and American Centurion Life Assurance Company. They are AXP(R) Variable Portfolio - Investment Series, Inc., AXP(R) Variable Portfolio - Income Series, Inc., AXP(R) Variable Portfolio - Managed Series, Inc., AXP(R) Variable Portfolio - Money Market Series, Inc. and AXP(R) Variable Portfolio - Partners Series, Inc.


IDS Life also manages IDS Life Series Fund, Inc., which is available for purchase only through policies distributed by IDS Life and IDS Life Insurance Company of New York.

CUSTODIAN

Pursuant to a custodian agreement, the Fund's securities and cash are held by American Express Trust Company, 200 AXP Financial Center, Minneapolis, MN 55474.

The custodian has entered into a sub-custodian arrangement with Bank of New York, New York, NY. As part of this arrangement, portfolio securities purchased outside the United States may be held in custody and deposit accounts that have been established with one or more domestic or foreign banks, or through the facilities of one or more clearing agencies or central securities depositories as may be permitted by law and by the Fund's sub-custodian agreement.

INSURANCE REGULATION

IDS Life is regulated by the Department of Commerce of the State of Minnesota. From time to time, the department examines the company's liabilities and reserves and certifies their correctness. IDS Life also is subject to insurance laws and regulations of other states where it is licensed to do business.

FINANCIAL STATEMENTS


The Report of Independent Auditors and the Financial Statements, including Notes to Financial Statements and the schedule of investments in securities, contained in the 2001 Annual Report to IDS Life Variable Annuity Fund B contract holders, are incorporated in this Prospectus by reference. No other portion of the Annual Report, however, is incorporated by reference.


LEGAL PROCEEDINGS


A number of lawsuits involving insurance sales practices, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts have been filed against life and health insurers in jurisdictions in which IDS Life and its affiliates do business. IDS Life and its affiliates, like other life and health insurers, are involved in such litigation. IDS Life was a named defendant in three class action lawsuits of this nature. On December 13, 1996, an action entitled LESA BENACQUISTO AND DANIEL BENACQUISTO V. IDS LIFE INSURANCE COMPANY AND AMERICAN EXPRESS FINANCIAL CORPORATION was commenced in Minnesota state court. A second action, entitled ARNOLD MORK, ISABELLA MORK, RONALD MELCHERT AND SUSAN MELCHERT
V. IDS LIFE INSURANCE COMPANY AND AMERICAN EXPRESS FINANCIAL CORPORATION was commenced in the same court on March 21, 1997. On October 13, 1998, an action entitled RICHARD W. AND ELIZABETH J. THORESEN V. AMERICAN EXPRESS FINANCIAL CORPORATION, AMERICAN CENTURION LIFE ASSURANCE COMPANY, AMERICAN ENTERPRISE LIFE INSURANCE COMPANY, AMERICAN PARTNERS LIFE INSURANCE COMPANY, IDS LIFE INSURANCE COMPANY AND IDS LIFE INSURANCE COMPANY OF NEW YORK was also commenced in Minnesota state court. These three class action lawsuits included allegations of improper insurance and annuity sales practices including improper replacement of existing annuity contracts and insurance policies, improper use of annuities to fund tax deferred contributory retirement plans, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts.

In January 2000, AEFC and its subsidiaries reached an agreement in principle to settle the three class action lawsuits described above. It is expected the settlement will provide $215 million of benefits to more than two million participants in exchange for a release by class members of all insurance and annuity market conduct claims dating back to 1985.

In August 2000, an action entitled LESA BENACQUISTO, DANIEL BENACQUISTO, RICHARD THORESEN, ELIZABETH THORESEN, ARNOLD MORK, ISABELLA MORK, RONALD MELCHERT AND SUSAN MELCHERT V. AMERICAN EXPRESS FINANCIAL CORPORATION, AMERICAN EXPRESS FINANCIAL ADVISORS, AMERICAN CENTURION LIFE ASSURANCE COMPANY, AMERICAN ENTERPRISE LIFE INSURANCE COMPANY, AMERICAN PARTNERS LIFE INSURANCE COMPANY, IDS LIFE INSURANCE COMPANY AND IDS LIFE INSURANCE COMPANY OF NEW YORK was commenced in the United States District Court for the District of Minnesota. The complaint put at issue various alleged sales practices and misrepresentations and allegations of violations of federal laws.

In May 2001, the United States District Court for the District of Minnesota and the District Court, Fourth Judicial District for the State of Minnesota, Hennepin County entered orders approving the settlement as tentatively reached in January 2000. Appeals were filed in both federal and state court but subsequently dismissed by the parties filing the appeals. The orders approving the settlement were final as of September 24, 2001. Implementation of the settlement commenced October 15, 2001.

Numerous individuals opted out of the settlement described above and therefore did not release their claims against AEFC and its subsidiaries. Some of these class members who opted out were represented by counsel and presented separate claims. Most of their claims have been settled.

The outcome of any litigation or threatened litigation cannot be predicted with any certainty. However, in the aggregate, IDS Life does not consider any lawsuits in which it is named as a defendant to be material.

IDS Life Insurance Company
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT AUDITORS
THE BOARD OF DIRECTORS
IDS LIFE INSURANCE COMPANY

We have audited the accompanying consolidated balance sheets of IDS Life Insurance Company (a wholly-owned subsidiary of American Express Financial Corporation) as of December 31, 2001 and 2000, and the related consolidated statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2001. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of IDS Life Insurance Company at December 31, 2001 and 2000, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States.


Ernst & Young LLP
January 28, 2002
Minneapolis, Minnesota

IDS Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Balance Sheets

December 31, (In thousands, except share amounts)                                                      2001          2000
Assets
Investments:
   Fixed maturities:
      Held-to-maturity, at amortized cost (fair value: 2000, $6,471,798)                          $        --   $ 6,463,613
      Available-for-sale, at fair value (amortized cost: 2001, $20,022,072; 2000, $12,929,870)     20,157,137    12,399,990
   Common stocks                                                                                        1,704        10,333
   Mortgage loans on real estate                                                                    3,680,394     3,738,091
   Policy loans                                                                                       619,571       618,973
   Other investments                                                                                  621,897       575,551
                                                                                                      -------       -------
      Total investments                                                                            25,080,703    23,806,551
Cash and cash equivalents                                                                           1,150,251       316,974
Amounts recoverable from reinsurers                                                                   529,166       416,480
Amounts due from brokers                                                                               90,794        15,302
Other accounts receivable                                                                              46,349        42,324
Accrued investment income                                                                             278,199       334,928
Deferred policy acquisition costs                                                                   3,107,187     2,951,655
Deferred income taxes, net                                                                            156,308       136,588
Other assets                                                                                          123,246        80,054
Separate account assets                                                                            27,333,697    32,349,347
                                                                                                   ----------    ----------
Total assets                                                                                      $57,895,900   $60,450,203
                                                                                                  ===========   ===========
Liabilities and stockholder's equity
Liabilities:
   Future policy benefits:
      Fixed annuities                                                                             $19,592,273   $19,417,446
      Universal life-type insurance                                                                 3,433,904     3,410,871
      Traditional life insurance                                                                      241,165       232,913
      Disability income and long-term care insurance                                                1,227,172     1,012,247
   Policy claims and other policyholders' funds                                                        71,879        52,067
   Amounts due to brokers                                                                           1,740,031       446,347
   Other liabilities                                                                                  437,017       463,561
   Separate account liabilities                                                                    27,333,697    32,349,347
                                                                                                   ----------    ----------
      Total liabilities                                                                            54,077,138    57,384,799
                                                                                                   ----------    ----------
Commitments and contingencies
Stockholder's equity:
   Capital stock, $30 par value per share; 100,000 shares authorized, issued and outstanding            3,000         3,000
   Additional paid-in capital                                                                         688,327       288,327
   Accumulated other comprehensive income (loss), net of tax:
      Net unrealized securities gains (losses)                                                         85,549      (333,734)
      Net unrealized derivative (losses)                                                                 (774)           --
                                                                                                   ----------    ----------
         Total accumulated other comprehensive income (loss)                                           84,775      (333,734)
                                                                                                   ----------    ----------
   Retained earnings                                                                                3,042,660     3,107,811
                                                                                                   ----------    ----------
         Total stockholder's equity                                                                 3,818,762     3,065,404
                                                                                                   ----------    ----------
Total liabilities and stockholder's equity                                                        $57,895,900   $60,450,203
                                                                                                  ===========   ===========

See notes to consolidated financial statements.

IDS Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Statements of Income

Years ended December 31, (In thousands)                                                 2001          2000           1999
Revenues
Premiums:
   Traditional life insurance                                                       $   59,415     $   56,187   $    53,790
   Disability income and long-term care insurance                                      255,428        231,311       201,637
                                                                                       -------        -------       -------
      Total premiums                                                                   314,843        287,498       255,427
Net investment income                                                                1,485,688      1,730,605     1,919,573
Contractholder charges                                                                 489,583        438,127       411,994
Management and other fees                                                              473,406        598,168       473,108
Net realized (loss) gain on investments                                               (649,752)       (16,975)       26,608
                                                                                      --------        -------        ------
      Total revenues                                                                 2,113,768      3,037,423     3,086,710
                                                                                     ---------      ---------     ---------
Benefits and expenses
Death and other benefits:
   Traditional life insurance                                                           35,519         29,042        29,819
   Universal life-type insurance and investment contracts                              175,247        131,467       118,561
   Disability income and long-term care insurance                                       44,725         40,246        30,622
Increase in liabilities for future policy benefits:
   Traditional life insurance                                                            7,231          5,765         7,311
   Disability income and long-term care insurance                                      123,227        113,239        87,620
Interest credited on universal life-type insurance and investment contracts          1,137,636      1,169,641     1,240,575
Amortization of deferred policy acquisition costs                                      371,342        362,106       321,036
Other insurance and operating expenses                                                 407,798        378,653       346,849
                                                                                       -------        -------       -------
      Total benefits and expenses                                                    2,302,725      2,230,159     2,182,393
                                                                                     ---------      ---------     ---------
(Loss) income before income tax (benefit) expense a
   nd cumulative effect of accounting change                                          (188,957)       807,264       904,317
Income tax (benefit) expense                                                          (145,222)       221,627       267,864
                                                                                      --------        -------       -------
(Loss) income before cumulative effect of accounting change                            (43,735)       585,637       636,453
Cumulative effect of accounting change (net of income tax benefit of $11,532)          (21,416)            --            --
                                                                                      --------        -------       -------
Net (loss) income                                                                   $  (65,151)    $  585,637    $  636,453
                                                                                    ----------     ----------    ----------

See notes to consolidated financial statements.

IDS Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Statements of Stockholder's Equity

                                                                                      Accumulated
                                                                                         other
                                                                       Additional    comprehensive                    Total
                                                           Capital       paid-in    income (loss),   Retained     stockholder's
For the three years ended December 31, 2001 (In thousands)  stock        capital      net of tax     earnings        equity
Balance, January 1, 1999                                   $3,000       $288,327     $ 169,584     $2,645,721    $3,106,632
Comprehensive income:
   Net income                                                  --             --            --        636,453       636,453
   Unrealized holding losses arising
      during the year, net of deferred
      policy acquisition costs of $28,444
      and income taxes of $304,936                             --             --      (566,311)            --      (566,311)
   Reclassification adjustment
      for gains included in net income,
      net of income tax of $7,810                              --             --       (14,503)            --       (14,503)
                                                           ------       --------     ---------     ----------    ----------
   Other comprehensive loss                                    --             --      (580,814)            --      (580,814)
                                                           ------       --------     ---------     ----------    ----------
   Comprehensive income                                                                                              55,639
Cash dividends                                                 --             --            --       (350,000)     (350,000)
                                                           ------       --------     ---------     ----------    ----------

Balance, December 31, 1999                                  3,000        288,327      (411,230)     2,932,174     2,812,271
Comprehensive income:
   Net income                                                  --             --            --        585,637       585,637
   Unrealized holding gains arising
      during the year, net of deferred
      policy acquisition costs of ($5,154)
      and income taxes of ($46,921)                            --             --        87,138             --        87,138
   Reclassification adjustment for gains
      included in net income,
      net of income tax of $5,192                              --             --        (9,642)            --        (9,642)
                                                           ------       --------     ---------     ----------    ----------
   Other comprehensive income                                  --             --        77,496             --        77,496
                                                           ------       --------     ---------     ----------    ----------
   Comprehensive income                                                                                             663,133
Cash dividends                                                 --             --            --       (410,000)     (410,000)
                                                           ------       --------     ---------     ----------    ----------

Balance, December 31, 2000                                  3,000        288,327      (333,734)     3,107,811     3,065,404
Comprehensive income:
   Net loss                                                    --             --            --        (65,151)      (65,151)
   Cumulative effect of adopting SFAS No. 133,
      net of income tax benefit of $626                        --             --        (1,162)            --        (1,162)
   Unrealized holding losses on
      available-for-sale securities arising
      during the year, net of deferred
      policy acquisition costs of ($20,191)
      and income taxes of $15,037                              --             --       (11,262)            --       (11,262)
   Reclassification adjustment for losses
      on available-for-sale securities
      included in net loss, net of
      income tax benefit of $228,003                           --             --       423,434             --       423,434
   Reclassification adjustment for losses on
      derivatives included in net loss,
      net of income tax benefit of $4,038                      --             --         7,499             --         7,499
                                                           ------       --------     ---------     ----------    ----------
   Other comprehensive income                                  --             --       418,509             --       418,509
                                                           ------       --------     ---------     ----------    ----------
   Comprehensive income                                                                                             353,358
Capital contribution                                           --        400,000            --             --       400,000
                                                           ------       --------     ---------     ----------    ----------
Balance, December 31, 2001                                 $3,000       $688,327     $  84,775     $3,042,660    $3,818,762
                                                           ======       ========     =========     ==========    ==========

See notes to consolidated financial statements.

IDS Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Statements of Cash Flows

Years ended December 31, (In thousands)
                                                                                        2001           2000           1999
Cash flows from operating activities
Net (loss) income                                                                  $   (65,151)   $   585,637   $   636,453
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
   Cumulative effect of accounting change, net of tax                                   21,416             --            --
   Policy loans, excluding universal life-type insurance:
      Issuance                                                                         (43,687)       (61,313)      (56,153)
      Repayment                                                                         54,004         56,088        54,105
   Change in amounts recoverable from reinsurers                                      (112,686)       (89,312)      (64,908)
   Change in other accounts receivable                                                  (4,025)         6,254          (615)
   Change in accrued investment income                                                  56,729          8,521        23,125
   Change in deferred policy acquisition costs, net                                   (175,723)      (291,634)     (140,379)
   Change in liabilities for future policy benefits for traditional life,
      disability income and long-term care insurance                                   223,177        206,377       153,157
   Change in policy claims and other policyholder's funds                               19,812         27,467       (45,709)
   Deferred income tax (benefit) provision                                            (246,205)        37,704        79,796
   Change in other liabilities                                                         (24,509)      (120,256)      169,395
   Amortization of premium (accretion of discount), net                                108,958         37,909       (17,907)
   Net realized loss (gain) on investments                                             649,752         16,975       (26,608)
   Contractholder charges, non-cash                                                   (217,496)      (151,745)     (175,059)
   Other, net                                                                          (83,023)        (9,279)       (5,324)
                                                                                       -------         ------        ------
      Net cash provided by operating activities                                        161,343        259,393       583,369
                                                                                       -------        -------       -------
Cash flows from investing activities
Held-to-maturity securities:
   Purchases                                                                                --         (4,487)       (3,030)
   Maturities, sinking fund payments and calls                                              --        589,742       741,949
   Sales                                                                                    --         50,067        66,547
Available-for-sale securities:
   Purchases                                                                        (9,477,740)    (1,454,010)   (3,433,128)
   Maturities, sinking fund payments and calls                                       2,706,147      1,019,403     1,442,507
   Sales                                                                             5,493,141      1,237,116     1,691,389
Other investments, excluding policy loans:
   Purchases                                                                          (442,876)      (706,082)     (657,383)
   Sales                                                                               370,636        435,633       406,684
Change in amounts due from brokers                                                     (75,492)       (15,157)          182
Change in amounts due to brokers                                                     1,293,684        298,236       (47,294)
                                                                                     ---------        -------       -------
      Net cash (used in) provided by investing activities                             (132,500)     1,450,461       208,423
                                                                                      --------      ---------       -------
Cash flows from financing activities
Activities related to universal life-type insurance and investment contracts:
   Considerations received                                                           2,088,114      1,842,026     2,031,630
   Surrenders and other benefits                                                    (2,810,401)    (3,974,966)   (3,669,759)
   Interest credited to account balances                                             1,137,636      1,169,641     1,240,575
Universal life-type insurance policy loans:
   Issuance                                                                            (83,720)      (134,107)     (102,239)
   Repayment                                                                            72,805         82,193        67,881
Capital contribution                                                                   400,000             --            --
Dividends paid                                                                              --       (410,000)     (350,000)
                                                                                      --------      ---------       -------
      Net cash provided by (used in) financing activities                              804,434     (1,425,213)     (781,912)
                                                                                      --------      ---------       -------
Net increase in cash and cash equivalents                                              833,277        284,641         9,880
Cash and cash equivalents at beginning of year                                         316,974         32,333        22,453
                                                                                      --------      ---------       -------
Cash and cash equivalents at end of year                                           $ 1,150,251   $    316,974 $      32,333
                                                                                   ===========   ============ =============
Supplemental disclosures:
   Income taxes paid                                                             $          --   $    225,704  $    214,940
   Interest on borrowings                                                               23,688          3,299         4,521

See notes to consolidated financial statements.

IDS Life Insurance Company
--------------------------------------------------------------------------------

Notes to Consolidated Financial Statements
(In thousands)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Nature of business
IDS Life Insurance Company (the Company) is a stock life insurance company organized under the laws of the State of Minnesota. The Company is a wholly-owned subsidiary of American Express Financial Corporation (AEFC), which is a wholly-owned subsidiary of American Express Company. The Company serves residents of all states except New York. IDS Life Insurance Company of New York is a wholly-owned subsidiary of the Company and serves New York State residents. The Company also wholly-owns American Enterprise Life Insurance Company, American Centurion Life Assurance Company, American Partners Life Insurance Company and American Express Corporation.

The Company's principal products are deferred annuities and universal life insurance, which are issued primarily to individuals. It offers single premium and flexible premium deferred annuities on both a fixed and variable dollar basis. Immediate annuities are offered as well. The Company's insurance products include universal life (fixed and variable), whole life, single premium life and term products (including waiver of premium and accidental death benefits). The Company also markets disability income and long-term care insurance.

Revenue recognition
Profits on fixed deferred annuities are the excess of contractholder charges and investment income earned from investment of contract considerations over interest credited to contract values, amortization of deferred acquisition costs, and other expenses. Profits on variable deferred annuities also include the excess of management and other fees over the costs of guaranteed benefits provided. Contractholder charges include policy fees and surrender charges. Management and other fees include investment management fees from underlying proprietary mutual funds, certain fee revenues from underlying nonproprietary mutual funds and mortality and expense risk fees from the variable annuity separate accounts.

Profits on fixed universal life insurance are the excess of contractholder charges and investment income earned from investment of contract considerations over interest credited to contract values, death and other benefits paid in excess of contract values, amortization of deferred acquisition costs, and other expenses. Profits on variable universal life insurance also include management and other fees. Contractholder charges include the monthly cost of insurance charges, issue and administrative fees and surrender charges. These charges also include the minimum death benefit guarantee fees received from the variable life insurance separate accounts. Management and other fees include investment management fees from underlying proprietary mutual funds, certain fee revenues from underlying nonproprietary mutual funds and mortality and expense risk fees received from the variable life insurance separate accounts.

Premiums on traditional life, disability income and long-term care insurance policies are recognized as revenue when due, and related benefits and expenses are associated with premium revenue in a manner that results in recognition of profits over the lives of the insurance policies. This association is accomplished by means of the provision for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

Basis of presentation
The accompanying consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. All significant intercompany accounts and transactions have been eliminated in consolidation.

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States which vary in certain respects from reporting practices prescribed or permitted by state insurance regulatory authorities (see Note 4). Certain prior year amounts have been reclassified to conform to the current year's presentation.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments -- securities
Debt securities that the Company has both the positive intent and the ability to hold to maturity are classified as held-to-maturity and carried at amortized cost. All other debt securities and marketable equity securities are classified as available-for-sale and carried at fair value. Unrealized gains and losses on securities classified as available-for-sale are carried as a separate component of accumulated other comprehensive income (loss), net of the related deferred policy acquisition costs and income taxes. When evidence indicates there is a decline in a security's value, which is other than temporary, the security is written down to fair value through a charge to current year's earnings.

IDS Life Insurance Company
--------------------------------------------------------------------------------

The Company's investment portfolio contains structured investments, including Collateralized Debt Obligations (CDOs) (obligations that are primarily backed by high-yield bonds), which are not readily marketable. The carrying values of these investments are based on cash flow projections and, as such, these values are subject to change. If actual cash flows are less than projected, losses would be recognized; increases in cash flows would be recognized over future periods.
Realized investment gains or losses are determined on an identified cost basis.

Prepayments are anticipated on certain investments in mortgage-backed securities in determining the constant effective yield used to recognize interest income. Prepayment estimates are based on information received from brokers who deal in mortgage-backed securities.

Investments -- mortgage loans on real estate
Mortgage loans on real estate are carried at amortized cost less reserves for losses. The estimated fair value of the mortgage loans is determined by discounted cash flow analyses using mortgage interest rates currently offered for mortgages of similar maturities.

Impairment of mortgage loans is measured as the excess of the loan's recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate, or the fair value of collateral. The amount of the impairment is recorded in a reserve for losses. The reserve for losses is maintained at a level that management believes is adequate to absorb estimated losses in the portfolio. The level of the reserve account is determined based on several factors, including historical experience, expected future principal and interest payments, estimated collateral values, and current economic and political conditions. Management regularly evaluates the adequacy of the reserve for mortgage loan losses.

The Company generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectability of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

Policy loans
Policy loans are carried at the aggregate of the unpaid loan balances, which do not exceed the cash surrender values of the related policies.

Cash and cash equivalents
The Company considers investments with a maturity at the date of their acquisition of three months or less to be cash equivalents. These securities are carried principally at amortized cost, which approximates fair value.

Deferred policy acquisition costs
The costs of acquiring new business, principally sales compensation, policy issue costs, underwriting and certain sales expenses, have been deferred on insurance and annuity contracts. The deferred acquisition costs for most single premium deferred annuities and installment annuities are amortized using the interest method. The costs for universal life and variable universal life insurance and certain installment annuities are amortized as a percentage of the estimated gross profits expected to be realized on the policies. For traditional life, disability income and long-term care insurance policies, the costs are amortized over an appropriate period in proportion to premium revenue.

Amortization of deferred policy acquisition costs requires the use of assumptions including interest margins, mortality margins, persistency rates, maintenance expense levels and, for variable products, separate account performance. For fixed and variable universal life insurance and deferred annuities, actual experience is reflected in the Company's amortization models monthly. As actual experience differs from the current assumptions, management considers the need to change key prospective assumptions underlying the amortization models. The impact of changing prospective assumptions is reflected in the period that such changes are made and is generally referred to as an unlocking adjustment. Unlocking adjustments resulted in a net increase in amortization of $33,600 in 2001 and net decreases in amortization of $12,300 in 2000 and $56,800 in 1999.

In amortizing deferred policy acquisition costs associated with variable annuities, the Company assumes contract values will appreciate at a specified long-term annual rate. The Company may project near-term appreciation at a different rate in order to maintain the long-term rate assumption.

Liabilities for future policy benefits
Liabilities for fixed and variable universal life insurance and fixed and variable deferred annuities are accumulation values.

Liabilities for equity indexed deferred annuities issued in 1997 and 1998 are equal to the present value of guaranteed benefits and the intrinsic value of index-based benefits. Liabilities for equity indexed deferred annuities issued in 1999 or later are equal to the accumulation of host contract values covering guaranteed benefits and the market value of embedded equity options.

Liabilities for fixed annuities in a benefit status are based on established industry mortality tables and interest rates ranging from 5% to 9.5%, depending on year of issue.

IDS Life Insurance Company
--------------------------------------------------------------------------------

Liabilities for future benefits on traditional life insurance are based on the net level premium method, using anticipated mortality, policy persistency and interest earning rates. Anticipated mortality rates are based on established industry mortality tables. Anticipated policy persistency rates vary by policy form, issue age and policy duration with persistency on cash value plans generally anticipated to be better than persistency on term insurance plans. Anticipated interest rates range from 4% to 10%, depending on policy form, issue year and policy duration.

Liabilities for future disability income and long-term care policy benefits include both policy reserves and claim reserves. Policy reserves are based on the net level premium method, using anticipated morbidity, mortality, policy persistency and interest earning rates. Anticipated morbidity and mortality rates are based on established industry morbidity and mortality tables. Anticipated policy persistency rates vary by policy form, issue age, policy duration and, for disability income policies, occupation class. Anticipated interest rates for disability income and long-term care policy reserves are 3% to 9.5% at policy issue and grade to ultimate rates of 5% to 7% over 5 to 10 years.

Claim reserves are calculated based on claim continuance tables and anticipated interest earnings. Anticipated claim continuance rates are based on established industry tables. Anticipated interest rates for claim reserves for both disability income and long-term care range from 5% to 8%.

Reinsurance
Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for original policies issued and with the terms of the reinsurance contracts.

The maximum amount of life insurance risk retained by the Company is $750 on any policy insuring a single life and $1,500 on any policy insuring a joint-life combination. The Company retains 20% of the mortality risk on new variable universal life insurance policies and 10% of the risk on new term insurance policies. Risk not retained is reinsured with other life insurance companies, primarily on a yearly renewable term basis. Long-term care policies are primarily reinsured on a coinsurance basis. The Company retains all accidental death benefit, disability income and waiver of premium risk.

Federal income taxes
The Company's taxable income is included in the consolidated federal income tax return of American Express Company. The Company provides for income taxes on a separate return basis, except that, under an agreement between AEFC and American Express Company, tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of AEFC and its subsidiaries that AEFC will reimburse subsidiaries for all tax benefits.

Separate account business
The separate account assets and liabilities represent funds held for the exclusive benefit of the variable annuity and variable life insurance contract owners. The Company receives investment management fees from the proprietary mutual funds used as investment options for variable annuities and variable life insurance. The Company receives mortality and expense risk fees from the separate accounts.

The Company makes contractual mortality assurances to the variable annuity contract owners that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and beneficiaries from the mortality assumptions implicit in the annuity contracts. The Company makes periodic fund transfers to, or withdrawals from, the separate account assets for such actuarial adjustments for variable annuities that are in the benefit payment period. The Company also guarantees that the rates at which administrative fees are deducted from contract funds will not exceed contractual maximums.

For variable life insurance, the Company guarantees that the rates at which insurance charges and administrative fees are deducted from contract funds will not exceed contractual maximums. The Company also guarantees that the death benefit will continue to be payable at the initial level regardless of investment performance so long as minimum premium payments are made.

Accounting developments
In July 2000, the FASB's Emerging Issues Task Force (EITF) issued a consensus on Issue 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets." The Company adopted the consensus as of January 1, 2001. Issue 99-20 prescribes new procedures for recording interest income and measuring impairment on retained and purchased beneficial interests. The consensus primarily affects certain high-yield investments contained in structured securities. Adoption of the consensus required the Company to adjust the carrying amount of these investments downward by $21,416, net of tax, upon adoption. See Note 2 for further discussion.

Effective January 1, 2001, the Company adopted Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities," as amended (SFAS No. 133), which requires an entity to recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value. Changes in the fair value of a derivative are recorded in earnings or directly to equity, depending on the instrument's designated use. The adoption of SFAS No. 133 on January 1, 2001, resulted in a cumulative after-tax reduction to other comprehensive income of $1,162. The cumulative impact to earnings was not significant. See Note 8 for further discussion of the Company's derivative and hedging activities.

IDS Life Insurance Company
--------------------------------------------------------------------------------

SFAS No. 133 also provided a one-time opportunity to reclassify held-to-maturity security investments to available-for-sale without tainting the remaining securities in the held-to-maturity portfolio. The Company elected to take the opportunity to reclass all its held-to-maturity investments to available-for-sale.

The Company adopted SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," which superseded SFAS No.
125. The Statement was effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after March 31, 2001. The Statement was effective for recognition and reclassification of collateral and for disclosures relating to securitization transactions and collateral for fiscal years ending after December 15, 2000. The impact on the Company's financial position or results of operations of adopting the Statement was not significant.

2. INVESTMENTS
Securities
Pursuant to the adoption of SFAS No. 133 the Company reclassified all held-to-maturity securities with a carrying value of $6,463,613 and net unrealized gains of $8,185 to available-for-sale as of January 1, 2001.

The following is a summary of securities available-for-sale at December 31,
2001:
                                                                                         Gross          Gross
                                                                       Amortized      unrealized     unrealized       Fair
                                                                         cost            gains         losses         value
Fixed maturities:
   U.S. Government agency obligations                                $    31,074      $  2,190       $     56   $    33,208
   State and municipal obligations                                         7,826           149             --         7,975
   Corporate bonds and obligations                                    11,658,888       276,332        218,365    11,716,855
   Mortgage-backed securities                                          8,292,576       103,109         32,801     8,362,884
   Foreign government bonds and obligations                               31,708         4,507             --        36,215
                                                                     -----------      --------       --------   -----------
Total fixed maturity securities                                      $20,022,072      $386,287       $251,222   $20,157,137
                                                                     ===========      ========       ========   ===========
Common stocks                                                        $       805      $    899       $     --   $     1,704
                                                                     ===========      ========       ========   ===========

The amortized cost and fair value of fixed maturity securities at December 31,
2001 by contractual maturity are as follows:
                                                                                                     Amortized       Fair
                                                                                                       cost          value
Due within one year                                                                               $ 1,093,557   $ 1,114,618
Due from one to five years                                                                          2,885,509     3,007,435
Due from five to ten years                                                                          5,503,284     5,519,588
Due in more than ten years                                                                          2,247,146     2,152,612
Mortgage-backed securities                                                                          8,292,576     8,362,884
                                                                                                    ---------     ---------
   Total                                                                                          $20,022,072   $20,157,137
                                                                                                  ===========   ===========

The timing of actual receipts may differ from contractual maturities because issuers may call or prepay obligations.

The following is a summary of held-to-maturity and available-for-sale securities at December 31, 2000:
                                                                                         Gross          Gross
                                                                        Amortized     unrealized     unrealized       Fair
Held-to-maturity                                                          cost           gains         losses         value
U.S. Government agency obligations                                    $   38,302      $  3,455       $     80    $   41,677
State and municipal obligations                                            7,678            16             --         7,694
Corporate bonds and obligations                                        5,248,517       111,466        114,330     5,245,653
Mortgage-backed securities                                             1,169,116         9,130          1,472     1,176,774
                                                                       ---------         -----          -----     ---------
   Total fixed maturity securities                                    $6,463,613      $124,067       $115,882    $6,471,798
                                                                      ==========      ========       ========    ==========

                                                                                         Gross          Gross
                                                                       Amortized      unrealized     unrealized       Fair
Available-for-sale                                                       cost            gains         losses         value
Fixed maturities:
   U.S. Government agency obligations                                $    96,408      $  6,134       $    268   $   102,274
   State and municipal obligations                                        12,848           247             --        13,095
   Corporate bonds and obligations                                     7,586,423       123,691        693,303     7,016,811
   Mortgage-backed securities                                          5,234,191        57,697         24,078     5,267,810
Total fixed maturity securities                                      $12,929,870      $187,769       $717,649   $12,399,990
                                                                     ===========      ========       ========   ===========
Common stocks                                                        $    11,829      $     --       $  1,496   $    10,333
                                                                     ===========      ========       ========   ===========

At December 31, 2001, bonds carried at $14,639 were on deposit with various states as required by law.

IDS Life Insurance Company
--------------------------------------------------------------------------------

At December 31, 2001, fixed maturity securities comprised approximately 80 percent of the Company's total investments. These securities are rated by Moody's and Standard & Poor's (S&P), except for approximately $2.6 billion of securities which are rated by AEFC's internal analysts using criteria similar to Moody's and S&P. A summary of fixed maturity securities, at amortized cost, by rating on December 31, is as follows:

Rating                                                      2001          2000
Aaa/AAA                                                $ 8,977,075   $ 6,559,188
Aaa/AA                                                          --        32,001
Aa/AA                                                      261,252       220,446
Aa/A                                                       372,120       327,147
A/A                                                      2,602,027     2,494,621
A/BBB                                                      911,477       747,636
Baa/BBB                                                  5,904,013     5,828,847
Baa/BB                                                     274,228       287,583
Below investment grade                                     719,880     2,896,014
                                                           -------     ---------
Total                                                  $20,022,072   $19,393,483
                                                       ===========   ===========

At December 31, 2001, approximately 93 percent of the securities rated Aaa/AAA are GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer were greater than ten percent of stockholder's equity.

During the years ended December 31, 2000 and 1999, fixed maturities classified as held-to-maturity were sold with amortized cost of $53,169 and $68,470, respectively. Net gains and losses on these sales were not significant. The sale of these fixed maturities was due to significant deterioration in the issuers' credit worthiness.

Available-for-sale securities were sold during 2001 with proceeds of $5,493,141 and gross realized gains and losses of $116,485 and $767,144, respectively. Available-for-sale securities were sold during 2000 with proceeds of $1,237,116 and gross realized gains and losses of $25,101 and $10,267, respectively. Available-for-sale securities were sold during 1999 with proceeds of $1,691,389 and gross realized gains and losses of $36,568 and $14,255, respectively.

The net unrealized gain (loss) on available-for-sale securities as of December 31, 2001 and 2000, was $135,964 and ($531,376), respectively, with the $667,340 change, net of taxes and deferred policy acquisition costs, reflected as a separate component in accumulated other comprehensive income for the year ended December 31, 2001. For the year ended December 31, 2000 the change in net unrealized losses on available-for-sale securities was a decrease of $122,196. For the year ended December 31, 1999 the change in net unrealized gain on available-for-sale securities was a decrease of $921,920.

During 2001, the Company recorded pretax losses of $828,175 to recognize the impact of higher default rate assumptions on certain structured investments; to write down lower rated securities (most of which were sold during 2001) in connection with the Company's decision to lower its risk profile by reducing the level of its high-yield portfolio, allocating holdings toward stronger credits, and reducing the concentration of exposure to individual companies and industry sectors; to write down certain other investments; and, to adopt EITF Issue 99-20, as previously discussed. Within the Consolidated Statements of Income, approximately $623,958 of these losses are included in Net realized (losses) gains on investments and approximately $171,269 are included in Net investment income, with the remaining losses recorded as a cumulative effect of accounting change.

During 2001, the Company placed a majority of its rated Collateralized Debt Obligation (CDO) (obligations that are backed primarily by high-yield bonds) securities and related accrued interest, (collectively referred to as transferred assets), having an aggregate book value of $675,347, into a securitization trust. In return, the Company received $89,535 in cash relating to sales to unaffiliated investors and retained interests with allocated book amounts aggregating $585,812. The book amount is determined by allocating the previous carrying value of the transferred assets between assets sold and the retained interests based on their relative fair values. Fair values are based on the estimated present value of future cash flows.

There was no cash flow related to this transaction other than the receipt of the initial $89,535. Cash flows on the assets sold to investors and retained interests are not scheduled to begin until March 31, 2002 in accordance with governing documents.

Included in Other investments are affordable housing investment credits, trading securities, and real estate.

Fair values of investments represent quoted market prices and estimated values when quoted prices are not available. Estimated values are determined by established procedures involving, among other things, review of market indices, price levels of current offerings of comparable issues, price estimates, estimated future cash flows and market data from independent brokers.

IDS Life Insurance Company
--------------------------------------------------------------------------------

Mortgages loans on real estate
At December 31, 2001, approximately 15 percent of the Company's investments were mortgage loans on real estate. Concentration of credit risk by region of the United States and by type of real estate are as follows:

                                                                            December 31, 2001            December 31, 2000
                                                                       On balance       Funding     On balance        Funding
Region                                                                    sheet       commitments      sheet        commitments
East North Central                                                    $  670,387       $ 1,873     $  691,694       $18,868
West North Central                                                       549,015            --        564,576         7,621
South Atlantic                                                           815,837         9,490        884,723         7,667
Middle Atlantic                                                          352,821         9,363        378,702        13,813
New England                                                              274,486         8,700        279,147         4,604
Pacific                                                                  355,945        14,618        318,727           921
West South Central                                                       214,000           600        173,158        28,548
East South Central                                                        55,798            --         49,176         2,763
Mountain                                                                 413,053            27        409,677        10,209
                                                                      ----------       -------     ----------       -------
                                                                       3,701,342        44,671      3,749,580        95,014
Less reserves for losses                                                  20,948            --         11,489            --
                                                                      ----------       -------     ----------       -------
Total                                                                 $3,680,394       $44,671     $3,738,091       $95,014
                                                                      ==========       =======     ==========       =======

                                                                            December 31, 2001            December 31, 2000
                                                                       On balance       Funding     On balance        Funding
Property type                                                             sheet       commitments      sheet        commitments
Department/retail stores                                              $1,117,195       $13,200     $1,174,763       $11,130
Apartments                                                               694,214        11,531        780,228            --
Office buildings                                                       1,203,090         7,650      1,085,948        59,941
Industrial buildings                                                     333,713         2,263        323,766        23,943
Hotels/motels                                                            108,019            --        100,680            --
Medical buildings                                                        106,927         6,000        128,101            --
Nursing/retirement homes                                                  39,590            --         49,822            --
Mixed use                                                                 86,972            27         87,537            --
Other                                                                     11,622         4,000         18,735            --
                                                                      ----------       -------     ----------       -------
                                                                       3,701,342        44,671      3,749,580        95,014
Less reserves for losses                                                  20,948            --         11,489            --
                                                                      ----------       -------     ----------       -------
Total                                                                 $3,680,394       $44,671     $3,738,091       $95,014
                                                                      ==========       =======     ==========       =======

Mortgage loan fundings are restricted by state insurance regulatory authorities to 80 percent or less of the market value of the real estate at the time of origination of the loan. The Company holds the mortgage document, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreement. Commitments to fund mortgages are made in the ordinary course of business. The fair value of the mortgage commitments is $nil.

At December 31, 2001, 2000 and 1999, the Company's recorded investment in impaired loans was $39,601, $24,999 and $21,375, respectively, with reserves of $7,225, $4,350 and $5,750, respectively. During 2001, 2000 and 1999, the average recorded investment in impaired loans was $24,498, $27,063 and $23,815, respectively.

The Company recognized $1,285, $1,033 and $1,190 of interest income related to impaired loans for the years ended December 31, 2001, 2000 and 1999, respectively.

The following table presents changes in the reserves for mortgage loan losses:

                                                                                         2001           2000           1999
Balance, January 1                                                                     $11,489       $ 28,283       $39,795
Provision (reduction) for mortgage loan losses                                          14,959        (14,894)       (9,512)
Loan payoffs                                                                                --         (1,200)         (500)
Foreclosures and write-offs                                                             (5,500)          (700)       (1,500)
                                                                                        ------           ----        ------
Balance, December 31                                                                   $20,948       $ 11,489       $28,283
                                                                                       =======       ========       =======

IDS Life Insurance Company
--------------------------------------------------------------------------------

Sources of investment income and realized (losses) gains on investments Net investment income for the years ended December 31 is summarized as follows:
                                                                                        2001           2000           1999
Interest on fixed maturities                                                        $1,276,966     $1,473,560    $1,598,059
Interest on mortgage loans                                                             290,608        286,611       285,921
Interest on cash equivalents                                                             2,218          8,084         5,871
Other                                                                                  (44,145)         1,750        70,892
                                                                                       -------          -----        ------
                                                                                     1,525,647      1,770,005     1,960,743
Less investment expenses                                                                39,959         39,400        41,170
                                                                                        ------         ------        ------
Total                                                                               $1,485,688     $1,730,605    $1,919,573
                                                                                    ==========     ==========    ==========

Net realized (losses) gains on investments for the years ended December 31 is summarized as follows:
                                                                                         2001           2000           1999
Fixed maturities                                                                     $(621,400)      $(34,857)     $  8,802
Mortgage loans                                                                         (22,443)        15,845        10,210
Other investments                                                                       (5,909)         2,037         7,596
                                                                                        ------          -----         -----
                                                                                     $(649,752)      $(16,975)      $26,608
                                                                                     =========       ========       =======

3. INCOME TAXES
The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The income tax (benefit) expense for the years ended December 31 consists of the following:
                                                                                         2001           2000          1999
Federal income taxes
   Current                                                                           $  88,121       $176,397      $178,444
   Deferred                                                                           (234,673)        37,704        79,796
                                                                                      --------         ------        ------
                                                                                      (146,552)       214,101       258,240
State income taxes-current                                                               1,330          7,526         9,624
                                                                                         -----          -----         -----
Income tax (benefit) expense before cumulative effect of accounting change            (145,222)       221,627       267,864
Cumulative effect of accounting change income tax benefit                              (11,532)            --            --
                                                                                         -----          -----         -----
Income tax (benefit) expense                                                         $(156,754)      $221,627      $267,864
                                                                                     =========       ========      ========

Income tax (benefit) expense before the cumulative effect of accounting change, differs from that computed by using the United States statutory rate of 35%. The principal causes of the difference in each year are shown below:

                                                     2001                         2000                         1999
                                             Provision    Rate            Provision    Rate            Provision    Rate
Federal income taxes
      based on the statutory rate          $ (66,136)     (35.0%)        $282,542        35.0%         $316,511       35.0%
Tax-excluded interest and dividend income     (4,663)      (2.5)           (3,788)       (0.5)           (9,626)      (1.1)
State taxes, net of federal benefit              865        0.4             4,892         0.6             6,256        0.7
Affordable housing credits                   (73,200)     (38.7)          (54,569)       (6.8)          (31,000)      (3.4)
Other, net                                    (2,088)      (1.1)           (7,450)       (0.8)          (14,277)      (1.6)
                                              ------       ----            ------        ----           -------       ----
Total income taxes                         $(145,222)     (76.9%)        $221,627        27.5%         $267,864       29.6%
                                           =========      =====          ========        ====          ========       ====

A portion of life insurance company income earned prior to 1984 was not subject to current taxation but was accumulated, for tax purposes, in a "policyholders' surplus account." At December 31, 2001, the Company had a policyholders' surplus account balance of $20,114. The policyholders' surplus account is only taxable if dividends to the stockholder exceed the stockholder's surplus account or if the Company is liquidated. Deferred income taxes of $7,040 have not been established because no distributions of such amounts are contemplated.

IDS Life Insurance Company
--------------------------------------------------------------------------------

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred income tax assets and liabilities as of December 31 are as follows:

                                                                                                       2001           2000
Deferred income tax assets
   Policy reserves                                                                                 $  705,637      $730,239
   Unrealized loss -- available-for-sale securities                                                        --       179,702
   Investments, other                                                                                 330,675        34,600
   Life insurance guaranty fund assessment reserve                                                      1,330         1,365
   Other                                                                                               26,492            --
                                                                                                    ---------       -------
Total deferred income tax assets                                                                    1,064,134       945,906
                                                                                                    ---------       -------
Deferred income tax liabilities
   Deferred policy acquisition costs                                                                  861,892       796,292
   Unrealized gain -- available-for-sale securities                                                    45,934            --
   Other                                                                                                   --        13,026
                                                                                                    ---------       -------
Total deferred income tax liabilities                                                                 907,826       809,318
                                                                                                    ---------       -------
Net deferred income tax assets                                                                     $  156,308      $136,588
                                                                                                   ==========      ========

The Company is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that the Company will realize the benefit of the deferred tax assets and, therefore, no such valuation allowance has been established.

4. STOCKHOLDER'S EQUITY
Retained earnings available for distribution as dividends to AEFC are limited to the Company's surplus as determined in accordance with accounting practices prescribed by state insurance regulatory authorities. Statutory unassigned surplus aggregated $1,262,335 as of December 31, 2001 and $1,493,292 as of December 31, 2000 (see Note 3 with respect to the income tax effect of certain distributions). In addition, any dividend distributions in 2002 in excess of approximately $194,435 would require approval of the Department of Commerce of the State of Minnesota.

Statutory net (loss) income for the years ended December 31 and capital and surplus as of December 31 are summarized as follows:

                                           2001           2000          1999
Statutory net (loss) income           $ (317,973)    $  344,973    $  478,173
Statutory capital and surplus          1,947,350      1,778,306     1,978,406
                                       ---------      ---------     ---------

The National Association of Insurance Commissioners (NAIC) revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised regulations took effect January 1, 2001. The domiciliary states of the Company and its insurance subsidiaries have adopted the provisions of the revised manual. The revised manual has changed, to some extent, prescribed statutory accounting practices and resulted in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. The impact of implementing these changes was an increase of $4,660 to the Company's statutory-basis capital and surplus as of January 1, 2001.

5. RELATED PARTY TRANSACTIONS
The Company loans funds to AEFC under a collateral loan agreement. The balance of the loan was $nil at December 31, 2001 and 2000. This loan can be increased to a maximum of $75,000 and pays interest at a rate equal to the preceding month's effective new money rate for the Company's permanent investments. Interest income on related party loans totaled $nil in 2001, 2000 and 1999.

The Company participates in the American Express Company Retirement Plan which covers all permanent employees age 21 and over who have met certain employment requirements. Company contributions to the plan are based on participants' age, years of service and total compensation for the year. Funding of retirement costs for this plan complies with the applicable minimum funding requirements specified by ERISA. The Company's share of the total net periodic pension cost was $263, $250 and $223 in 2001, 2000 and 1999, respectively.

The Company also participates in defined contribution pension plans of American Express Company which cover all employees who have met certain employment requirements. Company contributions to the plans are a percent of either each employee's eligible compensation or basic contributions. Costs of these plans charged to operations in 2001, 2000 and 1999 were $662, $1,707 and $1,906, respectively.

The Company participates in defined benefit health care plans of AEFC that provide health care and life insurance benefits to retired employees and retired financial advisors. The plans include participant contributions and service related eligibility requirements. Upon retirement, such employees are considered to have been employees of AEFC. AEFC expenses these benefits and allocates the expenses to its subsidiaries. The cost of these plans charged to operations in 2001, 2000 and 1999 was $1,011, $1,136 and $1,147, respectively.

IDS Life Insurance Company
--------------------------------------------------------------------------------

Charges by AEFC for use of joint facilities, technology support, marketing services and other services aggregated $505,526, $582,836 and $485,177 for 2001, 2000 and 1999, respectively. Certain of these costs are included in deferred policy acquisition costs. Expenses allocated to the Company may not be reflective of expenses that would have been incurred by the Company on a stand-alone basis.

Included in other liabilities at December 31, 2001 and 2000 are $68,919 and $41,059, respectively, payable to and receivable from AEFC for federal income taxes.

6. LINES OF CREDIT
The Company has available lines of credit with AEFC aggregating $200,000 ($100,000 committed and $100,000 uncommitted). The interest rate for any borrowings is established by reference to various indices plus 20 to 45 basis points, depending on the term. Borrowings outstanding under this agreement were $nil and $50,000 uncommitted at December 31, 2001 and 2000, respectively.

7. COMMITMENTS AND CONTINGENCIES
At December 31, 2001, 2000 and 1999, traditional life and universal life-type insurance in force aggregated $108,255,014, $98,060,472 and $89,271,957 respectively, of which $25,986,706, $17,429,851 and $8,281,576 were reinsured at the respective year ends. The Company also reinsures a portion of the risks assumed under long-term care policies. Under all reinsurance agreements, premiums ceded to reinsurers amounted to $114,534, $89,506 and $76,970 and reinsurance recovered from reinsurers amounted to $43,388, $32,500, and $27,816 for the years ended December 31, 2001, 2000 and 1999, respectively. Reinsurance contracts do not relieve the Company from its primary obligation to policyholders.

At December 31, 2001, the Company had no commitments to purchase investments other than mortgage loan fundings (see Note 2).

In January 2000, AEFC reached an agreement in principle to settle three class-action lawsuits related to the sales of insurance and annuity products anticipated to provide for approximately $215 million of benefits. The Company had been named as a co-defendant in all three of these lawsuits. In September 2000, both state and federal courts gave preliminary approval to the proposed settlement and AEFC mailed notices to all of the over two million class members. In May 2001, the courts entered orders approving the settlement. The orders became final in August 2001 and in October 2001 the settlement was implemented. The anticipated costs of settlement remain unchanged from prior years. The settlement as approved provides for release by class members of all insurance and annuity market conduct claims dating back to 1985. Some class members opted out of the settlement and therefore did not release their claims against AEFC or the Company. Some of these class members who opted out were represented by counsel and presented separate claims to AEFC or the Company. Most of their claims have been settled.

The Company is named as a defendant in various other lawsuits. The outcome of any litigation cannot be predicted with certainty. In the opinion of management, however, the ultimate resolution of these lawsuits, taken in aggregate should not have a material adverse effect on the Company's consolidated financial position.

The IRS routinely examines the Company's federal income tax returns and is currently conducting an audit for the 1993 through 1996 tax years. Management does not believe there will be a material adverse effect on the Company's consolidated financial position as a result of these audits.

8. DERIVATIVE FINANCIAL INSTRUMENTS
The Company maintains an overall risk management strategy that incorporates the use of derivative instruments to minimize significant unplanned fluctuations in earnings caused by interest rate and equity market volatility. The Company does not enter into derivative instruments for speculative purposes. As prescribed per SFAS No. 133, derivative instruments that are designated and qualify as hedging instruments are classified as a cash flow hedge, fair value hedge, or a hedge of a net investment in a foreign operation, based upon the exposure being hedged.

The Company currently has economic hedges that either do not qualify or are not designated for hedge accounting treatment under SFAS No. 133. For the year ended December 31, 2001, the net effect on earnings of accounting for the net changes in fair value of the following undesignated derivatives under SFAS No. 133 compared with prior rules was not significant.

The Company enters into interest rate swaps, caps and floors to manage the Company's interest rate risk and options and futures to manage equity-based risk. The values of derivative financial instruments are based on market values, dealer quotes or pricing models.

Market risk is the possibility that the value of the derivative financial instruments will change due to fluctuations in a factor from which the instrument derives its value, primarily an interest rate or equity market index. The Company is not impacted by market risk related to derivatives held for non-trading purposes beyond that inherent in cash market transactions. Derivatives held for purposes other than trading are largely used to manage risk and, therefore, the cash flow and income effects of the derivatives are inverse to the effects of the underlying transactions. Credit risk is the possibility that the counterparty will not fulfill the terms of the contract. The Company monitors credit risk related to derivative financial instruments through established approval procedures, including setting concentration limits by counterparty, and requiring collateral, where appropriate. A vast majority of the Company's counterparties are rated A or better by Moody's and Standard & Poor's.

IDS Life Insurance Company
--------------------------------------------------------------------------------

Interest rate caps, swaps and floors are used principally to manage the Company's interest rate risk. These instruments are primarily used to protect the margin between interest rates earned on investments and the interest rates credited to related annuity contract holders. No interest rate swaps or floors were outstanding as of December 31, 2001. The interest rate caps expire by January 2003. The fair value of the interest rate caps is included in Other assets. Changes in the value of the interest rate caps are included in Other insurance and operating expenses.

A purchased (written) option conveys the right (obligation) to buy or sell an instrument at a fixed price for a set period of time or on a specific date. The Company writes and purchases index options to manage the risks related to annuity products that pay interest based upon the relative change in a major stock market index between the beginning and end of the product's term. The Company views this strategy as a prudent management of equity market sensitivity, such that earnings are not exposed to undue risk presented by changes in equity market levels.

The annuity products contain embedded derivatives, essentially the equity based return of the product, which must be separated from the host contract and accounted for as derivative instruments per SFAS No. 133. As a result of fluctuations in equity markets, and the corresponding changes in value of the embedded derivatives, the amount of interest credited incurred by the Company related to the annuity product will positively or negatively impact reported earnings.

The purchased and written options are carried at fair value and included in Other assets and Other liabilities, respectively. The fair value of the embedded options are included in Future policy benefits for fixed annuities. The changes in fair value of the options are recognized in Other insurance and operating expenses and the embedded derivatives are recognized in Interest credited on universal life-type insurance and investment contracts. The purchased and written options expire on various dates from 2002 to 2008.

The Company also purchases futures to hedge its obligations under equity indexed annuities. The futures purchased are marked-to-market daily and exchanged traded, exposing the Company to no counterparty risk. The futures contracts mature within four months.

Index options are used to manage the equity market risk related to the fee income that the Company receives from its separate accounts and the underlying mutual funds. The amount of the fee income received is based upon the daily market value of the separate account and mutual fund assets. As a result, the Company's fee income could be impacted significantly by fluctuations in the equity market. There are no index options outstanding as of December 31, 2001 related to this strategy.

9. FAIR VALUES OF FINANCIAL INSTRUMENTS
The Company discloses fair value information for most on- and off-balance sheet financial instruments for which it is practicable to estimate that value. Fair values of life insurance obligations and all non-financial instruments, such as deferred acquisition costs are excluded.

Off-balance sheet intangible assets, such as the value of the field force, are also excluded. Management believes the value of excluded assets and liabilities is significant. The fair value of the Company, therefore, cannot be estimated by aggregating the amounts presented.

                                                                                  2001                         2000
                                                                       Carrying         Fair         Carrying        Fair
Financial Assets                                                         value          value          value         value
Fixed maturities:
   Held-to-maturity securities                                       $        --   $        --    $ 6,463,613   $ 6,471,798
   Available-for-sale securities                                      20,157,137    20,157,137     12,399,990    12,399,990
Common stocks                                                              1,704         1,704         10,333        10,333
Mortgage loans on real estate                                          3,680,394     3,845,950      3,738,091     3,821,825
Cash and cash equivalents                                              1,150,251     1,150,251        316,974       316,974
Other securities                                                          75,721        75,721          1,130         1,130
Derivative financial instruments                                          34,477        34,477         50,387        60,615
Separate account assets                                               27,333,697    27,333,697     32,349,347    32,349,347
                                                                      ----------    ----------     ----------    ----------
Financial Liabilities
Future policy benefits for fixed annuities                           $18,139,462   $17,671,777    $18,020,824   $17,479,187
Derivative financial instruments                                           2,506         2,506          3,098         6,069
Separate account liabilities                                          24,280,092    23,716,854     28,791,949    27,822,667
                                                                      ----------    ----------     ----------    ----------

At December 31, 2001 and 2000, the carrying amount and fair value of future policy benefits for fixed annuities exclude life insurance-related contracts carried at $1,368,254 and $1,300,018, respectively, and policy loans of $84,557 and $96,603, respectively. The fair value of these benefits is based on the status of the annuities at December 31, 2001 and 2000. The fair value of deferred annuities is estimated as the carrying amount less any applicable surrender charges and related loans. The fair value for annuities in non-life contingent payout status is estimated as the present value of projected benefit payments at rates appropriate for contracts issued in 2001 and 2000.

At December 31, 2001 and 2000, the fair value of liabilities related to separate accounts is estimated as the carrying amount less any applicable surrender charges and less variable insurance contracts carried at $3,053,605 and $3,557,398, respectively.

[AMERICAN EXPRESS LOGO]

IDS LIFE INSURANCE COMPANY
70100 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474
(800) 862-7919


                                                                 S-6165 M (5/02)

                           PART II. OTHER INFORMATION

Item 1. FINANCIAL STATEMENTS AND EXHIBITS

(a)  Financial Statements

     List of financial statements filed as part of this Post-Effective Amendment to the Registration Statement:

     Financial statements included in the prospectus, Part I:

     IDS Life Insurance Company:

          Report of Independent Auditors dated Jan. 28, 2002.

          Consolidated  Balance Sheets as of Dec. 31, 2001, and Dec. 31, 2000.

          Consolidated Statements of Income for the years ended Dec. 31, 2001, 2000 and 1999.

          Consolidated Statements of Stockholder's Equity for the three years ended Dec. 31, 2001.

          Consolidated Statements of Cash Flows for the years ended Dec. 31, 2001, 2000 and 1999.

          Notes to Consolidated Financial Statements.

(b)  Exhibits

1. Resolution of the Executive Committee of the Board of Directors of Investors Syndicate Life Insurance and Annuity Company dated May 10, 1968, filed as Exhibit 1 to Registrant's Registration Statement No. 2-29358 filed on June 14, 1968, and refiled electronically April 27, 1994 as Exhibit 1 with Post-Effective Amendment No. 55, is incorporated herein by reference.

2. Amended and Restated Regulations of IDS Life Variable Annuity Fund B, dated June 22, 1979, filed as Exhibit 2 to Registrant's Post-Effective Amendment No. 32 to Registration Statement No. 2-29358 filed on December 27, 1979, and refiled electronically on April 11, 1995 are incorporated herein by reference.

3.        Not applicable.

4. Contracts filed as Exhibit 4 to Registrant's Post-Effective Amendment No. 32 to Registration Statement No. 2-29358 filed on December 27, 1979, are incorporated herein by reference.

5.(a) Investment Advisory Agreement between IDS Life Insurance Company and IDS/American Express dated January 12, 1984, filed as Exhibit 5(a) to Registrant's Post-Effective Amendment No. 43, and refiled electronically April 27, 1994 as Exhibit 5(a) with Post-Effective Amendment No. 55, is incorporated herein by reference.

5.(b) Investment Management Agreement between IDS Life Insurance Company and IDS Life Variable Annuity Fund B dated January 12, 1984, filed as
          Exhibit 5(b) to Registrant's Post-Effective Amendment No. 43, and refiled electronically April 27, 1994 as Exhibit 5(b) with Post-Effective Amendment No. 55, is incorporated herein by reference.

6. Distribution and Services Agreement between Registrant and IDS Life Insurance Company, dated January 12, 1984, filed as Exhibit 6 to Registrant's Post-Effective Amendment No. 43, and refiled electronically April 27, 1994 as Exhibit 6 with Post-Effective Amendment No. 55, is incorporated herein by reference.

7.        None.

8.(a) Custodian Agreement between IDS Life Variable Annuity Funds A and B and IDS Bank and Trust, dated July 12, 1990, filed as Exhibit 8(a) to Registrant's Post-Effective Amendment No. 52 to this Registration Statement, filed April 15, 1991, and refiled electronically April 27, 1994 as Exhibit 8(a) with Post-Effective Amendment No. 55, is incorporated herein by reference.

8.(b) Custodian Agreement, dated May 13, 1999, between American Express Trust Company and The Bank of New York is incorporated by reference to Exhibit (g)(3) to IDS Precious Metals Fund, Inc. Post-Effective Amendment No. 33 to Registration Statement File No. 2-93745 filed on or about May 24, 1999.

9.        Not applicable.

10. Opinion of counsel and consent to its use as to the legality of the securities registered is filed electronically herewith.

11.       Consent of Independent Auditors is filed electronically herewith.

12. through 15:  Not applicable.

16.(a) Code of Ethics adopted under Rule 17j-1 for Registrant is filed electronically herewith.

16.(b) Code of Ethics adopted under Rule 17j-1 for Registrant's investment adviser, investment manager and principal underwriter filed electronicaly on or about March 30, 2000 as Exhibit (p)(2) by AXP Market Advantage Series Inc. Post-Effective Amendment No. 24 to Registration Statement No. 33-30770, is incorporated herein by reference.

17.(a)    IDS Life Variable  Annuity Fund B Power of Attorney to sign Amendments
          to  this  Registration   Statement, dated  April  25,  2001, is  filed
          electronically herewith.

17.(b) IDS Life Variable Annuity Fund B Power of Attorney to sign Amendments to this Registration Statement, dated April 22, 2002, is filed electronically herewith.

17.(c)    IDS Life Insurance  Company Power of Attorney to sign  Amendments to
          this   Registration   Statement,   dated  April  9,  2002,  is  filed
          electronically herewith.


Item 2.      PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

     Both the Registrant and IDS Life Variable Annuity Fund A are separate accounts of IDS Life Insurance Company. Consequently, the securities and funds of the Registrant and Fund A are technically those of IDS Life, even though the securities and funds of the two Funds are maintained as separate accounts under Minnesota Law pursuant to a safekeeping agreement with American Express Trust Company. As separate accounts, Minnesota Law provides that the assets of the Funds are not chargeable with liabilities arising out of any other business of IDS Life and are held for the exclusive benefit of owners of variable annuity contracts based on the Funds.

Item 3.           NUMBER OF HOLDERS OF SECURITIES

                                                    Number of Record Holders
                  Title of Class                      as of March 31, 2002
                  --------------                      --------------------
                  Variable Annuities                        9,781

Item 4.  INDEMNIFICATION

     The Regulations of the Registrant provide that each member of the Board of Managers and each Officer of the Fund shall be indemnified by IDS Life, of which the Fund is a separate account, for reasonable costs and expenses actually and necessarily incurred in defense of any action, suit or proceedings where the defendant is a party by reason of being a Manager or Officer. No indemnification will be forthcoming in the event of an adjudication of willful misfeasance, bad faith, gross negligence or reckless disregard by the Officer or Manager of the duties of his office.

     In the absence of an adjudication expressly absolving the Office or Manager of the afore-detailed wrongful conduct, indemnification may still be advanced should 2/3 of the members of the Board of Directors of IDS Life who were not involved in the processing resolve there was no instance of such wrongful conduct. In the instance of such a resolution, the indemnification claim still must be found to be reasonable in amount and proper in presentation by independent counsel of IDS Life. Should any proceeding be settled, indemnification shall not exceed the costs, fees and expenses which would have been incurred had the proceeding been litigated. The payment of indemnification by IDS Life will not prevent a variable contract holder from challenging the payment by appropriate legal action on the basis that the payment was improper because of willful misfeasance, bad faith, gross negligence or reckless disregard by an Officer or Manager of his duties.

     The By-Laws of the Registrant's investment management underwriter, IDS Life, also contains an indemnification clause. The clause provides that IDS Life shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that he is or was a Manager of Variable Annuity Funds A and B, director, officer, employee or agent of IDS Life, or is or was serving at the direction of IDS Life as a Manager of Variable Annuity Funds A and B, Director, Officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, to the fullest extent permitted by the laws of the State of Minnesota, as now existing or hereafter amended, provided that this Article shall not indemnify or protect any such Manager of Variable Annuity Funds A and B, Director, Officer, employee or agent against any liability to IDS Life or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence, in the performance of his duties or by reason of his reckless disregard of his obligations and duties.

     At the time of the filing of the Registration Statement of the Registrant, IDS Life included the following undertaking with regard to the foregoing indemnification procedures:

         "Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provision, or otherwise ISL [sic ____. IDS Life] has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment of ISL [sic ____. IDS Life] of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, ISL [sic ____. IDS Life] will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue."

Item 5. Business and Other Connections of Investment Adviser (American Express Financial Corporation)


Item 5.          Business and Other Connections of Investment Adviser (American Express Financial Corporation)

Directors and officers of American Express Financial Corporation who are directors and/or officers of one or more other companies:

Name and Title                      Other company(s)                  Address*                Title within other
                                                                                                   company(s)
-------------------------       -----------------------      -------------------------    -----------------------
Ruediger Adolf                  American Express Financial                                Senior Vice President
Senior Vice President           Advisors Inc.

Gumer C. Alvero                 American Centurion Life      20 Madison Ave. Extension    Director and Vice President - Annuities
Vice President - Variable       Assurance Company            P.O. Box 5555
Annuities                                                    Albany, NY  12205-0555

                                American Enterprise Life     829 AXP Financial Center     Director, Chairman of the Board and
                                Insurance Company            Minneapolis, MN 55474        Executive Vice President - Annuities

                                American Express Financial                                Vice President - Annuities
                                Advisors Inc.

                                American Partners Life       1751 AXP Financial Center    Director, President
                                Insurance Company            Minneapolis MN  55474        and Chief Executive Officer

                                IDS Life Insurance Company                                Director and Executive Vice President -
                                                                                          Annuities

                                IDS Life Insurance Company   P.O. Box 5144                Director and Vice President - Annuities
                                of New York                  Albany, NY  12205

                                IDS Life Series Fund, Inc.                                Director and Chairman of the Board

                                IDS Life Variable Annuity                                 Manager and Chairman of the Board
                                Funds A & B

Ward D. Armstrong               American Express Financial                                Senior Vice President -
Senior Vice President -         Advisors Inc.                                             Retirement Services
Retirement Services

                                American Express Service                                  Vice President - Workplace
                                Corporation                                               Financial Services

                                American Express Trust                                    Director and Chairman of
                                Company                                                   the Board

John M. Baker                   American Express Financial                                Vice President - Plan
Vice President - Plan Sponsor   Advisors Inc.                                             Sponsor Services
Services

                                American Express Trust                                    Senior Vice President
                                Company

Dudley Barksdale                American Express Financial                                Vice President - Service
Vice President - Service        Advisors Inc.                                             Development
Development

Joseph M. Barsky III            American Express Financial                                Vice President - Mutual
Vice President - Mutual Fund    Advisors Inc.                                             Fund Equities
Equities

Timothy V. Bechtold             American Centurion Life      20 Madison Ave. Extension    Director, President and Chief
Vice President - Risk           Assurance Company            P.O. Box 5555                Executive Officer
Management Products                                          Albany, NY  12205-0555

                                American Express Financial                                Vice President - Risk
                                Advisors Inc.                                             Management Products

                                American Express Insurance                                Director, President and Chief
                                Agency of Alabama Inc.                                    Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of Arizona Inc.                                    Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of Idaho Inc.                                      Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of Maryland Inc.                                   Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of Massachusetts Inc.                              Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of Nevada Inc.                                     Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of New Mexico Inc.                                 Executive Officer

                                American Express Insurance                                Director and President
                                Agency of Oklahoma Inc.

                                American Express Insurance                                Director, President and Chief
                                Agency of Oregon Inc.                                     Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of Wyoming Inc.                                    Executive Officer

                                American Partners Life                                    Director and Chairman of the Board
                                Insurance Company

                                IDS Insurance Agency of                                   Director, President and Chief
                                Arkansas Inc.                                             Executive Officer

                                IDS Insurance Agency of                                   Director, President and Chief
                                Ohio Inc.                                                 Executive Officer

                                IDS Life Insurance Company                                Director and President

                                IDS Life Insurance Company   P.O. Box 5144                Director, President and Chief
                                of New York                  Albany, NY 12205             Executive Officer

                                IDS Life Series Fund, Inc.                                Director, President and Chief
                                                                                          Executive Officer

                                IDS Life Variable Annuity                                 Manager, President and Chief
                                Funds A & B                                               Executive Officer

                                IDS REO 1, LLC                                            Director and President

Walter S. Berman                American Express                                          Director
Director, Senior Vice President Certificate Company
and Chief Financial Officer
                                American Express Financial                                Director, Senior Vice President
                                Advisors Inc.                                             and Chief Financial Officer

Douglas W. Brewers              American Express Financial                                Vice President - Sales
Vice President - Sales Support  Advisors Inc.                                             Support

Kenneth I. Chenault             American Express Company     American Express Tower       Chairman and Chief
Director                                                     World Financial Center       Executive Officer
                                                             New York, NY  10285

Kenneth J. Ciak                 AMEX Assurance Company                                    Director, President and Chief
Vice President and General                                                                Executive Officer
Manager - IDS Property
Casualty                        American Express Financial                                Vice President and General
                                Advisors Inc.                                             Manager - IDS Property
                                                                                          Casualty

                                American Express Property                                 Director, President and Chief
                                Casualty Insurance Agency                                 Executive Officer
                                of Kentucky Inc.

                                American Express Property                                 Director, President and Chief
                                Casualty Insurance Agency                                 Executive Officer
                                of Maryland Inc.

                                American Express Property                                 Director, President and Chief
                                Casualty Insurance Agency                                 Executive Officer
                                of Pennsylvania Inc.

                                IDS Property Casualty        1 WEG Blvd.                  Director, President and Chief
                                Insurance Company            DePere, WI 54115             Executive Officer

Paul A. Connolly                American Express Financial                                Vice President - Relationship Leader
Vice President - Retail         Advisors Inc.                                             Retail Distribution Services
Distribution Services

James M. Cracchiolo             American Express Financial                                Director, Chairman, President and
Director, Chairman of           Advisors Inc.                                             Chief Executive Officer
the Board, President and
Chief Executive Officer

Colleen Curran                  American Express Financial                                Vice President and
Vice President and Assistant    Advisors Inc.                                             Assistant General Counsel
General Counsel
                                American Express Service                                  Vice President and Chief
                                Corporation                                               Legal Counsel

Luz Maria Davis                 American Express Financial                                Vice President -
Vice President -                Advisors Inc.                                             Communications
Communications

William V. Elliott              American Express Financial                                Vice President - Financial
Vice President - Financial      Advisors Inc.                                             Planning and Advice
Planning and Advice

Gordon M. Fines                 American Express Asset                                    Senior Vice President and
Vice President - Mutual Fund    Management Group Inc.                                     Chief Investment Officer
Equity Investments

                                American Express Financial                                Vice President - Mutual
                                Advisors Inc.                                             Fund Equity Investments

Peter A. Gallus                 American Express Financial                                Vice President -
Vice President - Investment     Advisors Inc.                                             Investment Administration
Administration
                                IDS Capital Holdings Inc.                                 Vice President and Controller

Steve Guida                     American Enterprise                                       Vice President
Vice President - New            Investment Services Inc.
Business and Service
                                American Express Financial                                Vice President - New
                                Advisors Inc.                                             Business and Service

Teresa A. Hanratty              American Express Financial                                Senior Vice
Senior Vice                     Advisors Inc.                                             President - Field Management
President - Field Management

Lorraine R. Hart                AMEX Assurance Company                                    Vice President -
Vice President - Insurance                                                                Investments
Investments
                                American Centurion Life      20 Madison Ave. Extension    Vice President -  Investments
                                Assurance Company            P.O. Box 5555
                                                             Albany, NY  12205-0555

                                American Enterprise Life     829 AXP Financial Center     Vice President -  Investments
                                Insurance Company            Minneapolis, MN  55474

                                American Enterprise          829 AXP Financial Center     Vice President
                                REO 1, LLC                   Minneapolis, MN  55474

                                American Express                                          Vice President -  Investments
                                Certificate Company

                                American Express                                          Director, President and Chief
                                Corporation                                               Executive Officer

                                American Express Financial                                Vice President - Insurance
                                Advisors Inc.                                             Investments

                                American Express                                          Vice President -  Investments
                                International Deposit
                                Company

                                American Partners Life       1751 AXP Financial Center    Director and Vice
                                Insurance Company            Minneapolis, MN  55474       President - Investments

                                IDS Life Insurance Company                                Vice President - Investments


                                IDS Life Insurance Company   P.O. Box 5144                Vice President - Investments
                                of New York                  Albany, NY 12205

                                IDS Life Series Fund, Inc.                                Vice President - Investments


                                IDS Life Variable Annuity                                 Vice President - Investments
                                Funds A and B

                                IDS Property Casualty        1 WEG Blvd.                  Vice President - Investment Officer
                                Insurance Company            DePere, WI 54115

                                IDS REO 1, LLC                                            Vice President

                                Investors Syndicate                                       Director and Vice
                                Development Corp.                                         President - Investments

Janis K. Heaney                 American Express Financial                                Vice President - Incentive
Vice President - Incentive      Advisors Inc.                                             Management
Management

Brian M. Heath                  American Express Financial                                Senior Vice President and
Senior Vice President           Advisors Inc.                                             General Sales Manager
and General Sales Manager

Carol A. Holton                 American Centurion Life      20 Madison Ave. Extension    Director
Vice President - Third Party    Assurance Company            Albany, NY 12205-0555
Distribution
                                American Enterprise Life     829 AXP Financial Center     Director, President and
                                Insurance Company            Minneapolis, MN  55474       Chief Executive Officer

                                American Enterprise          829 AXP Financial Center     Director and President
                                REO 1, LLC                   Minneapolis, MN  55474

                                American Express Financial                                Vice President - Third
                                Advisors Inc.                                             Party Distribution

                                IDS Life Insurance Company   20 Madison Ave. Extension    Director
                                of New York                  P.O. Box 5555
                                                             Albany, NY  12205-0555

Darryl G. Horsman               American Express Asset                                    Vice President
Vice President - Product        Management Group Inc.
Development and Technology,
American Express Retirement     American Express Asset                                    Vice President
Services                        Management International
                                Inc.

                                American Express Trust                                    Director, President and Chief
                                Company                                                   Executive Officer

                                Northwinds Marketing                                      Director
                                Group LLC

Claire Huang                    American Express Financial                                Senior Vice President -
Senior Vice President -         Advisors Inc.                                             Retail Marketing
Retail Marketing

Debra A. Hutchinson             American Express Financial                                Vice President - Technology
Vice President - Technology     Advisors Inc.                                             Relationship Leader
Relationship Leader

James M. Jensen                 American Express Financial                                Vice President - Advice
Vice President - Advice and     Advisors Inc.                                             and Retail Distribution
Retail Distribution Group,                                                                Group Product,
Product, Compensation and                                                                 Compensation and Field
Field Administration                                                                      Administration

Gregory R.  Johnson             American Express Financial                                Vice President - Advisory
Vice President - Advisory       Advisors Inc.                                             Planning and Analysis
Planning and Analysis
                                American Express Financial                                Director, Vice President and
                                Advisors Japan Inc.                                       Chief Financial Officer

John C. Junek                   American Express Financial                                Senior Vice President and
Senior Vice President           Advisors Inc.                                             General Counsel
and General Counsel
                                American Express Financial                                Vice President
                                Advisors Japan Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Alabama Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Arizona Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Idaho Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Maryland Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Massachusetts Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Nevada Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of New Mexico Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Oklahoma Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Oregon Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Wyoming Inc.

                                American Express Property                                 Director and Vice President
                                Casualty Insurance Agency
                                of Kentucky Inc.

                                American Express Property                                 Director and Vice President
                                Casualty Insurance Agency
                                of Maryland Inc.

                                American Express Property                                 Director and Vice President
                                Casualty Insurance Agency
                                of Pennsylvania Inc.

                                IDS Insurance Agency of                                   Director and Vice President
                                Arkansas Inc.

                                IDS Insurance Agency of                                   Director and Vice President
                                Ohio Inc.

                                IDS Real Estate                                           Vice President
                                Services, Inc.

                                Investors Syndicate                                       Director
                                Development Corp.

Ora J. Kaine                    American Express Financial                                Vice President - Retail
Vice President - Retail         Advisors Inc.                                             Distribution Services and
Distribution Services and                                                                 Chief of Staff
Chief of Staff

Claire Kolmodin                 American Express Financial                                Vice President - Service
Vice President - Service        Advisors Inc.                                             Quality
Quality

Lori J. Larson                  American Express Financial                                Vice President - Brokerage
Vice President - Brokerage      Advisors Inc.                                             and Direct Services
and Direct Services

Daniel E. Laufenberg            American Express Financial                                Vice President and Chief
Vice President and Chief        Advisors Inc.                                             U.S. Economist
U.S. Economist

Jane W. Lee                     American Express Financial                                Vice President - New
Vice President - New Business   Advisors Inc.                                             Business Development and
Development and Marketing                                                                 Marketing

Steve Lobo                      American Express Financial                                Vice President - Investment
Vice President - Investment     Advisors Inc.                                             Risk Management
Risk Management

Diane D. Lyngstad               American Express Client                                   Vice President and Chief
Vice President - Lead           Service Corporation                                       Financial Officer
Financial Officer,
U.S. Retail                     American Express Financial                                Vice President - Lead
                                Advisors Inc.                                             Financial Officer,
                                                                                          U.S. Retail

Tom Mahowald                    American Express Financial                                Vice President and Director of
Vice President and Director of  Advisors Inc.                                             Equity Research
Equity Research

Timothy J. Masek                American Express Financial                                Vice President and Director
Vice President and Director     Advisors Inc.                                             of Fixed Income Research
of Fixed Income Research

Penny Mazal                     American Express Financial                                Vice President - Business
Vice President - Business       Advisors Inc.                                             Transformation
Transformation

Sarah M. McKenzie               American Express Financial                                Vice President -
Vice President -                Advisors Inc.                                             Managed and Brokerage Products
Managed and Brokerage
Products                        American Express Personal                                 Director
                                Trust Services, FSB

Paula R. Meyer                  American Express Certificate                              Director, President, Chairman of the
Vice President - Mutual Funds   Company                                                   Board and Chief Executive Officer

                                American Express Financial                                Vice President - Mutual
                                Advisors Inc.                                             Funds

                                American Express                                          Director and President
                                International Deposit
                                Company

                                Investors Syndicate                                       Director, President and Chief
                                Development Corp.                                         Executive Officer

Barry J. Murphy                 American Express Client                                   Director, Chairman, President
Executive Vice President -      Service Corporation                                       and Chief Executive Officer
U.S. Retail Group
                                American Express Financial                                Executive Vice President -
                                Advisors Inc.                                             U.S. Retail Group

                                IDS Life Insurance Company                                Director


Francois B. Odouard             American Express Financial                                Vice President - Brokerage
Vice President -                Advisors Inc.
Brokerage

Michael J. O'Keefe              American Express Financial                                Vice President - Advisory
Vice President - Advisory       Advisors Inc.                                             Business Systems
Business Systems

Carla P. Pavone                 American Express Financial                                Vice President -
Vice President - Product        Advisors Inc.                                             Business Development
Business Development

Ronald W. Powell                American Express Financial                                Vice President and
Vice President and Assistant    Advisors Inc.                                             Assistant General Counsel
General Counsel

Teresa J. Rasmussen             American Centurion Life                                   Counsel and Assistant Secretary
Vice President and Assistant    Assurance Company
General Counsel
                                American Enterprise Life                                  Director
                                Insurance Company

                                American Express Corporation                              Director, Vice President and Secretary

                                American Express Financial                                Vice President and
                                Advisors Inc.                                             Assistant General Counsel

                                American Partners Life                                    Director, Vice President,
                                Insurance Company                                         General Counsel and Secretary

                                IDS Life Insurance Company                                Vice President and General Counsel

                                IDS Life Insurance Company   20 Madison Ave. Extension    Assistant General Counsel and
                                of New York                  Albany, NY 12205-0555        Assistant Secretary

ReBecca K. Roloff               American Express Financial                                Senior Vice President -
Senior Vice President -         Advisors Inc.                                             Field Management and
Field Management                                                                          Financial Advisory Services
and Financial Advisory
Services

Stephen W. Roszell              Advisory Capital Income LLC                               Director
Senior Vice President -
Institutional                   Advisory Capital                                          Director
Group                           Partners LLC

                                Advisory Capital                                          Director
                                Strategies Group Inc.

                                Advisory Select LLC                                       Director

                                American Express Asset                                    Director, President and
                                Management Group Inc.                                     Chief Executive Officer

                                American Express Asset                                    Director and Executive
                                Management International                                  Vice President
                                Inc.

                                American Express Asset                                    Director
                                Management International
                                (Japan) Ltd.

                                American Express Asset                                    Director
                                Management Ltd.

                                American Express Financial                                Senior Vice President -
                                Advisors Inc.                                             Institutional

                                American Express Financial                                Director
                                Advisors Japan Inc.

                                American Express Trust                                    Director
                                Company

                                IDS Life Insurance Company                                Director

                                Northwinds Marketing                                      Director
                                Group LLC

Erven A. Samsel                 American Express Financial                                Senior Vice President -
Senior Vice President -         Advisors Inc.                                             Field Management
Field Management
                                American Express Insurance                                Vice President - New England Region
                                Agency of Alabama Inc.

                                American Express Insurance                                Vice President - New England Region
                                Agency of Idaho Inc.

                                American Express Insurance                                Vice President - New England Region
                                Agency of Maryland Inc.

                                American Express Insurance                                Vice President - New England Region
                                Agency of Massachusetts Inc.

                                American Express Insurance                                Vice President - New England Region
                                Agency of Nevada Inc.

                                American Express Insurance                                Vice President - New England Region
                                Agency of New Mexico Inc.

                                American Express Insurance                                Vice President - New England Region
                                Agency of Oklahoma Inc.

                                American Express Insurance                                Vice President - New England Region
                                Agency of Oregon Inc.

                                American Express Insurance                                Vice President - New England Region
                                Agency of Wyoming Inc.

                                American Express Property                                 Vice President - New England Region
                                Casualty Insurance Agency
                                of Kentucky Inc.

                                American Express Property                                 Vice President - New England Region
                                Casualty Insurance Agency
                                of Maryland Inc.

                                American Express Property                                 Vice President - New England Region
                                Casualty Insurance Agency
                                of Pennsylvania Inc.

                                IDS Insurance Agency of                                   Vice President - New England Region
                                Arkansas Inc.

                                IDS Insurance Agency of                                   Vice President - New England Region
                                Ohio Inc.

Andrew C. Schell                American Express Financial                                Vice President - Client
Vice President - Client         Advisors Inc.                                             Development and Migration
Development and Migration

Judy P. Skoglund                American Express Financial                                Vice President - Quality
Vice President - Quality and    Advisors Inc.                                             and Service Support
Service Support

Bridget Sperl                   American Enterprise                                       Director, President and Chief
Senior Vice President -         Investment Services Inc.                                  Executive Officer
Client Service
                                American Express Client                                   Director and Senior Vice President
                                Service Corporation


                                American Express Financial                                Senior Vice President -
                                Advisors Inc.                                             Client Service

                                IDS Life Insurance Company                                Executive Vice President -
                                                                                          Client Service

                                IDS Property Casualty                                     Director
                                Insurance Company

Lisa A. Steffes                 American Express Financial                                Vice President - Marketing
Vice President - Marketing      Advisors Inc.                                             Offer Development
Offer Development
                                AMEX Assurance Company                                    Director

                                IDS Property Casualty        1 WEG Blvd.                  Director
                                Insurance Company            DePere, WI 54115

Jeffrey J. Stremcha             American Express Financial                                Vice President -
Vice President - Information    Advisors Inc.                                             Information Resource
Resource Management/ISD                                                                   Management/ISD

John T. Sweeney                 American Express Financial                                Vice President - Lead
Vice President - Lead           Advisors Inc.                                             Financial Officer, Products
Financial Officer, Products
                                AMEX Assurance Company                                    Director

                                IDS Cable Corporation                                     Director

                                IDS Cable II Corporation                                  Director

                                IDS Life Insurance Company                                Director and Executive
                                                                                          Vice President - Finance

                                IDS Partnership                                           Director
                                Services Corporation

                                IDS Property Casualty                                     Director
                                Insurance Company

                                IDS Reality Corporation                                   Director

John R. Thomas                  American Express Financial                                Senior Vice President -
Senior Vice President -         Advisors Inc.                                             Information and Technology
Information and Technology

William F. Truscott             Advisory Capital Income LLC                               Director
Senior Vice President -
Chief Investment Officer        Advisory Capital                                          Director
                                Partners LLC

                                Advisory Capital Strategies                               Director
                                Group Inc.

                                Advisory Select LLC                                       Director

                                American Express Asset                                    Director
                                Management International Inc.

                                American Express Financial                                Senior Vice President -
                                Advisors Inc.                                             Chief Investment Officer

                                IDS Capital Holdings Inc.                                 Director and President

Beth E. Weimer                  American Enterprise                                       Chief Compliance Officer
Vice President - Chief          Investment Services Inc.
Compliance Officer
                                American Express Asset                                    Chief Compliance Officer
                                Management Group Inc.

                                American Express Asset                                    Chief Compliance Officer
                                Management International Inc.

                                American Express Financial                                Vice President - Chief Compliance Officer
                                Advisors Inc.

                                American Express Service                                  Chief Compliance Officer
                                Corporation

                                IDS Insurance Agency of                                   Chief Compliance Officer
                                Arkansas Inc.

                                IDS Life Insurance Company                                Chief Compliance Officer

Michael D. Wolf                 American Express Asset                                    Executive Vice President
Vice President - Senior         Management Group Inc.                                     and Senior Portfolio
Portfolio Manager                                                                         Manager

                                American Express Financial                                Vice President - Senior
                                Advisors Inc.                                             Portfolio Manager

Michael R. Woodward             American Centurion Life      20 Madison Ave. Extension    Director
Senior Vice President -         Assurance Company            Albany, NY 12205-0555
Field Management
                                American Express Financial                                Senior Vice President -
                                Advisors Inc.                                             Field Management

                                American Express Insurance                                Vice President - North Region
                                Agency of Alabama Inc.

                                American Express Insurance                                Vice President - North Region
                                Agency of Idaho Inc.

                                American Express Insurance                                Vice President - North Region
                                Agency of Maryland Inc.

                                American Express Insurance                                Vice President - North Region
                                Agency of Massachusetts Inc.

                                American Express Insurance                                Vice President - North Region
                                Agency of Nevada Inc.

                                American Express Insurance                                Vice President - North Region
                                Agency of New Mexico Inc.

                                American Express Insurance                                Vice President - North Region
                                Agency of Oklahoma Inc.

                                American Express Insurance                                Vice President - North Region
                                Agency of Oregon Inc.

                                American Express Insurance                                Vice President - North Region
                                Agency of Wyoming Inc.

                                American Express Property                                 Vice President - North Region
                                Casualty Insurance Agency
                                of Kentucky Inc.

                                American Express Property                                 Vice President - North Region
                                Casualty Insurance Agency
                                of Maryland Inc.

                                American Express Property                                 Vice President - North Region
                                Casualty Insurance Agency
                                of Pennsylvania Inc.

                                IDS Insurance Agency of                                   Vice President - North Region
                                Arkansas Inc.

                                IDS Insurance Agency of                                   Vice President - North Region
                                Ohio Inc.

                                IDS Life Insurance Company   P.O. Box 5144                Director
                                of New York                  Albany, NY 12205

Doretta R. Wright               American Express Financial                                Vice President - Brokerage Marketing
Vice President -                Advisors Inc.
Brokerage Marketing

David L. Yowan                  American Centurion Life      20 Madison Ave. Extension    Vice President and Treasurer
Vice President and Corporate    Assurance Company            Albany, NY 12205-0555
Treasurer
                                American Enterprise                                       Vice President and
                                Investment Services Inc.                                  Treasurer

                                American Enterprise Life     829 AXP Financial Center     Vice President and
                                Insurance Company            Minneapolis, MN  55474       Treasurer

                                American Enterprise          829 AXP Financial Center     Treasurer
                                REO 1, LLC                   Minneapolis, MN  55474

                                American Express Asset                                    Vice President and
                                Management Group Inc.                                     Treasurer

                                American Express Asset                                    Vice President and
                                Management International                                  Treasurer
                                Inc.

                                American Express                                          Vice President and
                                Certificate Company                                       Treasurer

                                American Express Client                                   Vice President and
                                Service Corporation                                       Treasurer

                                American Express                                          Vice President and
                                Corporation                                               Treasurer

                                American Express Financial                                Vice President and
                                Advisors Inc.                                             Treasurer

                                American Express Financial                                Vice President and
                                Advisors Japan Inc.                                       Treasurer

                                American Express Insurance                                Vice President and
                                Agency of Alabama Inc.                                    Treasurer

                                American Express Insurance                                Vice President and
                                Agency of Arizona Inc.                                    Treasurer

                                American Express Insurance                                Vice President and
                                Agency of Idaho Inc.                                      Treasurer

                                American Express Insurance                                Vice President and
                                Agency of Maryland Inc.                                   Treasurer

                                American Express Insurance                                Vice President and
                                Agency of Massachusetts Inc.                              Treasurer

                                American Express Insurance                                Vice President and
                                Agency of Nevada Inc.                                     Treasurer

                                American Express Insurance                                Vice President and
                                Agency of New Mexico Inc.                                 Treasurer

                                American Express Insurance                                Vice President and
                                Agency of Oklahoma Inc.                                   Treasurer

                                American Express Insurance                                Vice President and
                                Agency of Oregon Inc.                                     Treasurer

                                American Express Insurance                                Vice President and
                                Agency of Wyoming Inc.                                    Treasurer

                                American Express Personal                                 Treasurer
                                Trust Services, FSB

                                American Express Property                                 Vice President and
                                Casualty Insurance Agency                                 Treasurer
                                of Kentucky Inc.

                                American Express Property                                 Vice President and
                                Casualty Insurance Agency                                 Treasurer
                                of Maryland Inc.

                                American Express Property                                 Vice President and
                                Casualty Insurance Agency                                 Treasurer
                                of Pennsylvania Inc.

                                American Express Service                                  Vice President and Treasurer
                                Corporation

                                American Partners Life       1751 AXP Financial Center    Vice President and
                                Insurance Company            Minneapolis, MN  55474       Treasurer

                                AMEX Assurance Company                                    Vice President, Treasurer
                                                                                          and Assistant Secretary

                                IDS Cable Corporation                                     Director, Vice President and
                                                                                          Treasurer

                                IDS Cable II Corporation                                  Director, Vice President and
                                                                                          Treasurer

                                IDS Capital Holdings Inc.                                 Vice President, Treasurer
                                                                                          and Assistant Secretary

                                IDS Insurance Agency of                                   Vice President and
                                Arkansas Inc.                                             Treasurer

                                IDS Insurance Agency of                                   Vice President and
                                Ohio Inc.                                                 Treasurer

                                IDS Life Insurance Company                                Vice President, Treasurer
                                                                                          and Assistant Secretary

                                IDS Life Insurance Company   P.O. Box 5144                Vice President and
                                of New York                  Albany, NY 12205             Treasurer

                                IDS Life Series Fund, Inc.                                Vice President and
                                                                                          Treasurer

                                IDS Life Variable Annuity                                 Vice President and
                                Funds A & B                                               Treasurer

                                IDS Management Corporation                                Director, Vice President
                                                                                          and Treasurer

                                IDS Partnership Services                                  Vice President and
                                Corporation                                               Treasurer

                                IDS Property Casualty        1 WEG Blvd.                  Vice President, Treasurer
                                Insurance Company            DePere, WI 54115             and Assistant Secretary

                                IDS Real Estate Services,                                 Vice President and
                                Inc.                                                      Treasurer

                                IDS Realty Corporation                                    Vice President and
                                                                                          Treasurer

                                IDS REO 1, LLC                                            Treasurer

                                Investors Syndicate                                       Vice President and
                                Development Corporation                                   Treasurer

* Unless otherwise noted, address is 70100 AXP Financial Center, Minneapolis, MN 55474.


Item 6.
Item 6  Principal Underwriter (IDS Life Insurance Company)

(a) IDS Life is the principal underwriter, depositor, sponsor or investment adviser for IDS Life Variable Annuity Fund A, IDS Life Variable Annuity Fund B, IDS Life Series Fund, Inc., AXP Variable Portfolio - Income Series, Inc., AXP Variable Portfolio - Investment Series, Inc., AXP Variable Portfolio - Managed Series, Inc., AXP Variable Portfolio - Money Market Series, Inc., AXP Variable Portfolio - Partners Series, Inc., IDS Life Account MGA, IDS Life Account SBS, IDS Life Accounts F, G, H, IZ, JZ, KZ, LZ, MZ, N, PZ, QZ, RZ, SZ and TZ, IDS Life Variable Account 10, IDS Life Variable Life Separate Account and IDS Life Variable Account for Smith Barney.

(b)  As to each director, officer, or partner of the principal underwriter:

     Name and Principal Business Address   Position and Offices with Underwriter   Positions and Offices with Registrant
     -----------------------------------  --------------------------------------   --------------------------------------
     Gumer C. Alvero                       Director and Executive                  Manager and Chairman of the Board
     70100 AXP Financial Center            Vice President - Annuities
     Minneapolis, MN  55474

     Timothy V. Bechtold                   Director and President                  Manager, President and Chief Executive
     70100 AXP Financial Center                                                    Officer
     Minneapolis, MN  55474

     Lorraine R. Hart                      Vice President, Investments             Vice President, Investments
     70100 AXP Financial Center
     Minneapolis, MN  55474

     Eric L. Marhoun                       Vice President, Assistant General       None
     70100 AXP Financial Center            Counsel and Assistant Secretary
     Minneapolis, MN  55474

     Timothy S. Meehan                     Secretary                               Assistant Secretary
     70100 AXP Financial Center
     Minneapolis, MN  55474

     Mary Ellyn Minenko                    Vice President, Assistant General       General Counsel and Assistant Secretary
     70100 AXP Financial Center            Counsel and Assistant Secretary
     Minneapolis, MN  55474

     Barry J. Murphy                       Director                                None
     70100 AXP Financial Center
     Minneapolis, MN  55474

     Teresa J. Rasmussen                   Vice President and General Counsel      None
     70100 AXP Financial Center
     Minneapolis, MN  55474

     Stephen W. Roszell                    Director                                None
     70100 AXP Financial Center
     Minneapolis, MN  55474

     Bridget Sperl                         Executive Vice President - Client       None
     70100 AXP Financial Center            Service
     Minneapolis, MN  55474

     John T. Sweeney                       Director and Executive                  None
     70100 AXP Financial Center            Vice President - Finance
     Minneapolis, MN  55474

     Philip C. Wentzel                     Vice President and Controller           Controller
     70100 AXP Financial Center
     Minneapolis, MN  55474

     David L. Yowan                        Vice President, Treasurer and           Vice President and Treasurer
     40 Wall Street                        Assistant Secretary
     New York, NY  10004



(c)                           Net Underwriting    Compensation
          Name of Principal    Discounts and           on            Brokerage
             Underwriter        Commissions        Redemption       Commissions    Compensation
          -----------------   ----------------    ------------      -----------    ------------
         IDS Life Insurance      $41,792,624         None              None            None
              Company


Item 7.           LOCATION OF ACCOUNTS AND RECORDS

                  IDS Life Insurance Company
                  70100 AXP Financial Center
                  Minneapolis, Minnesota 55474

Item 8.           MANAGEMENT SERVICES

                  Not Applicable.

Item 9.           DISTRIBUTION EXPENSES

                  Not Applicable.

Item 10.          UNDERTAKINGS

                  (a) and (b) These undertakings were filed in Registrant's initial Registration Statement.

                  (c) The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                  (d) Registrant represents that it is relying upon the no-action assurance given to the American Council of Life Insurance (pub. avail. Nov. 28, 1988). Further, Registrant represents that it has complied with the provisions of paragraphs (1) - (4) of that no-action letter.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, IDS Life Variable Annuity Fund B, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of Minneapolis, and State of Minnesota on the 30th day of April, 2002.


                                  IDS LIFE VARIABLE ANNUITY FUND B


                              By: /s/  Timothy V. Bechtold**
                                  --------------------------------
                                       Timothy V. Bechtold
                                       President and Chief Executive Officer


Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on the 30th day of April, 2002.

Signature                                 Title

/s/  Gumer C. Alvero**                    Member of the Board of Managers
------------------------------------      and Chairman of the Board
     Gumer C. Alvero

/s/  Timothy V. Bechtold**                Member, Board of Managers, President
------------------------------------      and Chief Executive Officer
     Timothy V. Bechtold

                                          Member, Board of Managers
------------------------------------
     Rodney P. Burwell

/s/  C. Nikol Davies**                    Secretary
------------------------------------
     C. Nikol Davies

/s/  Lorraine R. Hart*                    Vice President, Investments
------------------------------------
     Lorraine R. Hart

/s/  Jean B. Keffeler*                    Member, Board of Managers
------------------------------------
     Jean B. Keffeler

/s/  Thomas R. McBurney*                  Member, Board of Managers
------------------------------------
     Thomas R. McBurney

/s/  Philip C. Wentzel*                   Controller
------------------------------------
     Philip C. Wentzel

/s/  David L. Yowan*                      Vice President and Treasurer
------------------------------------
     David L. Yowan

* Signed  pursuant to IDS Life Variable  Annuity Fund B Power of Attorney  dated
  April  25,  2001  filed   electronically   herewith as  Exhibit  17(a).



By: /s/  Mary Ellyn Minenko
    ---------------------------
         Mary Ellyn Minenko

** Signed  pursuant to IDS Life Variable  Annuity Fund B Power of Attorney dated
   April 22, 2002 filed electronically herewith as Exhibit 17(b).


By: /s/  Mary Ellyn Minenko
    ---------------------------
         Mary Ellyn Minenko

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, IDS Life Insurance Company, on behalf of the Registrant, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of Minneapolis, and State of Minnesota on the 30th day of April, 2002.

                                 IDS LIFE INSURANCE COMPANY

                                 By: /s/  Timothy V. Bechtold***
                                     -----------------------
                                          Timothy V. Bechtold
                                          President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on the 30th day of April, 2002.


Signature                                          Title

/s/  Gumer C. Alvero***                            Director and Executive Vice
------------------------------------               President - Annuities
     Gumer C. Alvero

/s/  Timothy V. Bechtold***                        Director and President
------------------------------------
     Timothy V. Bechtold

/s/  Timothy S. Meehan***                          Secretary
------------------------------------
     Timothy S. Meehan

/s/  Barry J. Murphy***                            Director
------------------------------------
     Barry J. Murphy

/s/  Teresa J. Rasmussen***                        Vice President
------------------------------------               and General Counsel
     Teresa J. Rasmussen

/s/  Stephen W. Roszell***                         Director
------------------------------------
     Stephen W. Roszell

/s/  John T. Sweeney***                            Director and Executive Vice
------------------------------------               President - Finance
     John T. Sweeney

/s/  Philip C. Wentzel***                          Vice President and Controller
------------------------------------
     Philip C. Wentzel

/s/  David L. Yowan***                             Vice President, Treasurer
------------------------------------               and Assistant Secretary
     David L. Yowan


*** Signed pursuant to IDS Life Insurance Company Power of Attorney dated April 9, 2002, filed electronically herewith as Exhibit 17(c).




By: /s/ Mary Ellyn Minenko
    --------------------------------
        Mary Ellyn Minenko

                                CONTENTS OF THIS
                         POST-EFFECTIVE AMENDMENT NO. 64
                 TO REGISTRATION STATEMENT NO. 2-47430/2-29358


This Post-Effective Amendment comprises the following papers and documents:

The facing sheet.

Part I.

         Prospectus.

         Financial Statements.

Part II.

         Other Information.

         Signatures.